Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 28, 2012
Boston Advisors Broad Allocation Strategy Fund (First Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BABAX
Boston Advisors Broad Allocation Strategy Fund (Second Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BABIX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPKX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPCX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPDX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPMX
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWBNX
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIGTX
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWBIX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCEAX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCECX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCEDX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCMEX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDAX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDCX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDDX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDEX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICVX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICCX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICIX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICRX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFAX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFCX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFIX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFRX
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVVAX
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVVIX
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSAX
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSIX
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNVAX
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNVIX
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNAAX
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNAIX
Lateef Fund (Prospectus Summary) | Lateef Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMAX
Lateef Fund (Prospectus Summary) | Lateef Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMCX
Lateef Fund (Prospectus Summary) | Lateef Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMIX
Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTXFX
Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTFSX
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POLRX
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POLIX
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFPAX
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFPIX
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGWAX
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGWYX
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGRIX
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHVAX
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHVIX
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHEAX
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHEIX

Boston Advisors Broad Allocation Strategy Fund (First Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund
BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
Investment Objective
The Boston Advisors Broad Allocation Strategy Fund (the "Fund") seeks positive total returns through most market conditions by investing in a wide range of asset classes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000, or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 31 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees		Boston Advisors Broad Allocation Strategy Fund Class A
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Boston Advisors Broad Allocation Strategy Fund Class A
Management Fees		0.80%
Distribution and/or Service (Rule 12b-1) Fees		0.25%
Other Expenses		3.47%
Acquired Fund Fees and Expenses		0.43%
Total Annual Fund Operating Expenses	[1][2]	4.95%
Fee Waiver and/or Expenses Reimbursement		(3.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.67%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Boston Advisors, LLC ("Boston Advisors" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund's Class A shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Advisors Broad Allocation Strategy Fund Class A	686	1,656	2,626	5,057

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
56.15% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve positive returns over a full market cycle with a focus on protection from downside risk. Starting with a global, multi-asset class target benchmark, the Fund's strategy reflects a flexible approach to asset allocation allowing the Adviser to vary the Fund's risk exposures to various asset classes in a manner designed to take advantage of changing market conditions. The Fund invests mainly in the shares of exchange-traded funds
("ETFs"). The Fund also may invest in other unaffiliated mutual funds (together with ETFs, "Underlying Funds") and make direct investments in other securities and investments not issued by ETFs or mutual funds.

The Fund will tend to be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the
Adviser, in which risk analysis forms an integral part of the investment process.  Asset classes include traditional asset classes, such as equities and fixed income, and also non-traditional asset classes, such as commodities, global real estate, currencies and other asset classes. Allocations to each asset class are determined by the portfolio management team and are based on the
Adviser's proprietary quantitative approach and qualitative analysis of market conditions.  Under certain conditions, for example during periods of high market volatility, the portfolio may be more heavily weighted in specific asset classes that are expected to reduce the Fund's exposure to market volatility or take advantage of opportunities presented by such volatility.

The Fund intends to invest in Underlying Funds providing exposure to equity and fixed income securities of both U.S. and non-U.S. corporate and governmental issuers. The Underlying Funds in which the Fund may invest include those providing exposure to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging market issuers; and fixed income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments.

Under normal market conditions, the Fund will invest in Underlying Funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. The Fund expects its foreign investments to be allocated among Underlying Funds that are diversified among various regions;
countries, including the U.S.; industries; and capitalization ranges.  The Fund may invest in Underlying Funds that invest in equity and debt of issuers in both developed and emerging markets.

The Adviser determines the tactical asset allocation of the Fund using its proprietary bottom-up, quantitative approach that incorporates various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels.  The Adviser monitors the Fund daily to ensure it is invested pursuant to the Adviser's current asset allocation framework. The Adviser reviews the asset allocation framework and recommended allocations periodically to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit on the number of Underlying Funds in which the Fund may invest. The
Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one
Underlying Fund or asset class.

Additionally, the Fund may at times employ an overlay strategy to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions. This overlay strategy is designed to assist in reducing overall portfolio risk by hedging against the risk associated with certain asset classes or providing exposure to asset classes or investments that are expected to provide a negative correlation to other Fund investments. The overlay strategy may at various times include the use of short sales and investments in a variety of derivative instruments such as futures, options and swap contracts.

The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Underlying Fund Risk. The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds.  The
Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the
Underlying Funds in direct proportion to the allocation of its assets among the
Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds.  As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in an Underlying Fund is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation, any other government agency, or the Adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds.  In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its net asset value; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the underlying
ETF shares; (4) failure of the ETF shares to track the referenced index; and
(5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.  Further, certain of the ETFs in which the Fund may invest are leveraged.  The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

o Asset Allocation Risk.  The risk that the selection by a manager of the
Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one
Underlying Fund or asset class may exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

o Commodity-Related Securities Risk.  The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

o Credit (or Default) Risk.  The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the
Fund could have a similar effect.

o Currency Risk.  The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

o Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

o Derivatives Risk. Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.  The risks associated with futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

o Emerging Markets Risk. The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Equity Securities Risk.  Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Expenses Risk.  The risk that the Fund's expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

o Foreign Securities Risk. The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S.
companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High-Yield Risk.  The risk that the Fund's non-investment grade fixed income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

o Interest Rate/Maturity Risk. The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

o Management Risk.  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk.  The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Portfolio Turnover Risk. The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

o Real Estate Securities Risk. The risk that investments in real estate investment trusts ("REITs") and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.
Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

o Short Sale Risk.  Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the
Fund.

o Small Cap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

o Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Boston Advisors Broad Allocation Strategy Fund (First Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Advisors Broad Allocation Strategy Fund (the "Fund") seeks positive total returns through most market conditions by investing in a wide range of asset classes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000, or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 31 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		56.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.15%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000, or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund's Class A shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher
		or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve positive returns over a full market cycle with a focus on protection from downside risk. Starting with a global, multi-asset class target benchmark, the Fund's strategy reflects a flexible approach to asset allocation allowing the Adviser to vary the Fund's risk exposures to various asset classes in a manner designed to take advantage of changing market conditions. The Fund invests mainly in the shares of exchange-traded funds
("ETFs"). The Fund also may invest in other unaffiliated mutual funds (together with ETFs, "Underlying Funds") and make direct investments in other securities and investments not issued by ETFs or mutual funds.

The Fund will tend to be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the
Adviser, in which risk analysis forms an integral part of the investment process.  Asset classes include traditional asset classes, such as equities and fixed income, and also non-traditional asset classes, such as commodities, global real estate, currencies and other asset classes. Allocations to each asset class are determined by the portfolio management team and are based on the
Adviser's proprietary quantitative approach and qualitative analysis of market conditions.  Under certain conditions, for example during periods of high market volatility, the portfolio may be more heavily weighted in specific asset classes that are expected to reduce the Fund's exposure to market volatility or take advantage of opportunities presented by such volatility.

The Fund intends to invest in Underlying Funds providing exposure to equity and fixed income securities of both U.S. and non-U.S. corporate and governmental issuers. The Underlying Funds in which the Fund may invest include those providing exposure to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging market issuers; and fixed income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments.

Under normal market conditions, the Fund will invest in Underlying Funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. The Fund expects its foreign investments to be allocated among Underlying Funds that are diversified among various regions;
countries, including the U.S.; industries; and capitalization ranges.  The Fund may invest in Underlying Funds that invest in equity and debt of issuers in both developed and emerging markets.

The Adviser determines the tactical asset allocation of the Fund using its proprietary bottom-up, quantitative approach that incorporates various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels.  The Adviser monitors the Fund daily to ensure it is invested pursuant to the Adviser's current asset allocation framework. The Adviser reviews the asset allocation framework and recommended allocations periodically to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit on the number of Underlying Funds in which the Fund may invest. The
Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one
Underlying Fund or asset class.

Additionally, the Fund may at times employ an overlay strategy to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions. This overlay strategy is designed to assist in reducing overall portfolio risk by hedging against the risk associated with certain asset classes or providing exposure to asset classes or investments that are expected to provide a negative correlation to other Fund investments. The overlay strategy may at various times include the use of short sales and investments in a variety of derivative instruments such as futures, options and swap contracts.

The Adviser may engage in active trading, and will not consider portfolio
		turnover a limiting factor in making decisions for the Fund.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Underlying Fund Risk. The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds.  The
Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the
Underlying Funds in direct proportion to the allocation of its assets among the
Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds.  As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in an Underlying Fund is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation, any other government agency, or the Adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds.  In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its net asset value; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the underlying
ETF shares; (4) failure of the ETF shares to track the referenced index; and
(5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.  Further, certain of the ETFs in which the Fund may invest are leveraged.  The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

o Asset Allocation Risk.  The risk that the selection by a manager of the
Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one
Underlying Fund or asset class may exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

o Commodity-Related Securities Risk.  The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

o Credit (or Default) Risk.  The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the
Fund could have a similar effect.

o Currency Risk.  The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

o Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

o Derivatives Risk. Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.  The risks associated with futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

o Emerging Markets Risk. The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Equity Securities Risk.  Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Expenses Risk.  The risk that the Fund's expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

o Foreign Securities Risk. The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S.
companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High-Yield Risk.  The risk that the Fund's non-investment grade fixed income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

o Interest Rate/Maturity Risk. The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

o Management Risk.  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk.  The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Portfolio Turnover Risk. The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

o Real Estate Securities Risk. The risk that investments in real estate investment trusts ("REITs") and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.
Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

o Short Sale Risk.  Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the
Fund.

o Small Cap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

o Valuation Risk. The risk that the Fund has valued certain of its securities
		at a higher price than it can sell them.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Boston Advisors Broad Allocation Strategy Fund (First Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.95%	[2],[3]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,057

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply for investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	Boston Advisors, LLC ("Boston Advisors" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Boston Advisors Broad Allocation Strategy Fund (Second Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund
BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
Investment Objective
The Broad Allocation Strategy Fund (the "Fund") seeks positive total returns through most market conditions by investing in a wide range of asset classes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Boston Advisors Broad Allocation Strategy Fund Institutional
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Boston Advisors Broad Allocation Strategy Fund Institutional
Management Fees		0.80%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		2.49%
Acquired Fund Fees and Expenses		0.43%
Total Annual Fund Operating Expenses	[1][2]	3.72%
Fee Waiver and/or Expenses Reimbursement	[2]	(2.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.42%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Boston Advisors, LLC ("Boston Advisors" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Advisors Broad Allocation Strategy Fund Institutional	145	925	1,726	3,819

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
56.15% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve positive returns over a full market cycle with a focus on protection from downside risk. Starting with a global, multi-asset class target benchmark, the Fund's strategy reflects a flexible approach to asset allocation allowing the Adviser to vary the Fund's risk exposures to various asset classes in a manner designed to take advantage of changing market conditions. The Fund invests mainly in the shares of exchange-traded funds ("ETFs"). The Fund also may invest in other unaffiliated mutual funds
(together with ETFs, "Underlying Funds") and make direct investments in other securities and investments not issued by ETFs or mutual funds.

The Fund will tend to be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Adviser, in which risk analysis forms an integral part of the investment process. Asset classes include traditional asset classes, such as equities and fixed income, and also non-traditional asset classes, such as commodities, global real estate, currencies and other asset classes. Allocations to each asset class are determined by the portfolio management team and are based on the Adviser's proprietary quantitative approach and qualitative analysis of market conditions. Under certain conditions, for example during periods of high market volatility, the portfolio may be more heavily weighted in specific asset classes that are expected to reduce the Fund's exposure to market volatility or take advantage of opportunities presented by such volatility.

The Fund intends to invest in Underlying Funds providing exposure to equity and fixed income securities of both U.S. and non-U.S. corporate and governmental issuers. The Underlying Funds in which the Fund may invest include those providing exposure to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging market issuers; and fixed income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments.

Under normal market conditions, the Fund will invest in Underlying Funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. The Fund expects its foreign investments to be allocated among Underlying Funds that are diversified among various regions;
countries, including the U.S.; industries; and capitalization ranges. The Fund may invest in Underlying Funds that invest in equity and debt of issuers in both developed and emerging markets.

The Adviser determines the tactical asset allocation of the Fund using its proprietary bottom-up, quantitative approach that incorporates various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. The Adviser monitors the Fund daily to ensure it is invested pursuant to the Adviser's current asset allocation framework. The Adviser reviews the asset allocation framework and recommended allocations periodically to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit on the number of Underlying Funds in which the Fund may invest. The
Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one
Underlying Fund or asset class.

Additionally, the Fund may at times employ an overlay strategy to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions. This overlay strategy is designed to assist in reducing overall portfolio risk by hedging against the risk associated with certain asset classes or providing exposure to asset classes or investments that are expected to provide a negative correlation to other Fund investments. The overlay strategy may at various times include the use of short sales and investments in a variety of derivative instruments such as futures, options and swap contracts.

The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.

o Underlying Fund Risk. The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The
Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the
Underlying Funds in direct proportion to the allocation of its assets among the
Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in an Underlying Fund is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation, any other government agency, or the Adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its NAV; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the underlying ETF shares;
(4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.
Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

o Asset Allocation Risk. The risk that the selection by a manager of the
Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one Underlying Fund or asset class may exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

o Commodity-Related Securities Risk. The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments.

o Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

o Currency Risk. The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

o Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security)
later than expected. This may happen during a period of rising interest rates.
Under these circumstances, the value of the obligation will decrease and the
Fund will suffer from the inability to invest in higher yielding securities.

o Derivatives Risk. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions;
and risks that the transactions may not be liquid. The risks associated with futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

o Emerging Markets Risk. The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Expenses Risk. The risk that the Fund's expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

o Foreign Securities Risk. The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High-Yield Risk. The risk that the Fund's non-investment grade fixed income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

o Interest Rate/Maturity Risk. The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

o Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk. The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Portfolio Turnover Risk. The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

o Real Estate Securities Risk. The risk that investments in real estate investment trusts ("REITs") and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

o Short Sale Risk. Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

o Small Cap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

o Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Boston Advisors Broad Allocation Strategy Fund (Second Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Broad Allocation Strategy Fund (the "Fund") seeks positive total returns through most market conditions by investing in a wide range of asset classes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
56.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.15%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve positive returns over a full market cycle with a focus on protection from downside risk. Starting with a global, multi-asset class target benchmark, the Fund's strategy reflects a flexible approach to asset allocation allowing the Adviser to vary the Fund's risk exposures to various asset classes in a manner designed to take advantage of changing market conditions. The Fund invests mainly in the shares of exchange-traded funds ("ETFs"). The Fund also may invest in other unaffiliated mutual funds
(together with ETFs, "Underlying Funds") and make direct investments in other securities and investments not issued by ETFs or mutual funds.

The Fund will tend to be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Adviser, in which risk analysis forms an integral part of the investment process. Asset classes include traditional asset classes, such as equities and fixed income, and also non-traditional asset classes, such as commodities, global real estate, currencies and other asset classes. Allocations to each asset class are determined by the portfolio management team and are based on the Adviser's proprietary quantitative approach and qualitative analysis of market conditions. Under certain conditions, for example during periods of high market volatility, the portfolio may be more heavily weighted in specific asset classes that are expected to reduce the Fund's exposure to market volatility or take advantage of opportunities presented by such volatility.

The Fund intends to invest in Underlying Funds providing exposure to equity and fixed income securities of both U.S. and non-U.S. corporate and governmental issuers. The Underlying Funds in which the Fund may invest include those providing exposure to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging market issuers; and fixed income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed income securities and money market instruments.

Under normal market conditions, the Fund will invest in Underlying Funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the U.S. The Fund expects its foreign investments to be allocated among Underlying Funds that are diversified among various regions;
countries, including the U.S.; industries; and capitalization ranges. The Fund may invest in Underlying Funds that invest in equity and debt of issuers in both developed and emerging markets.

The Adviser determines the tactical asset allocation of the Fund using its proprietary bottom-up, quantitative approach that incorporates various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. The Adviser monitors the Fund daily to ensure it is invested pursuant to the Adviser's current asset allocation framework. The Adviser reviews the asset allocation framework and recommended allocations periodically to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit on the number of Underlying Funds in which the Fund may invest. The
Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one
Underlying Fund or asset class.

Additionally, the Fund may at times employ an overlay strategy to gain exposure to various market sectors, hedge long positions or otherwise take advantage of market conditions. This overlay strategy is designed to assist in reducing overall portfolio risk by hedging against the risk associated with certain asset classes or providing exposure to asset classes or investments that are expected to provide a negative correlation to other Fund investments. The overlay strategy may at various times include the use of short sales and investments in a variety of derivative instruments such as futures, options and swap contracts.

The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.

o Underlying Fund Risk. The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The
Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the
Underlying Funds in direct proportion to the allocation of its assets among the
Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in an Underlying Fund is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation, any other government agency, or the Adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its NAV; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the underlying ETF shares;
(4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.
Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

o Asset Allocation Risk. The risk that the selection by a manager of the
Underlying Funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one Underlying Fund or asset class may exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

o Commodity-Related Securities Risk. The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments.

o Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

o Currency Risk. The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

o Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security)
later than expected. This may happen during a period of rising interest rates.
Under these circumstances, the value of the obligation will decrease and the
Fund will suffer from the inability to invest in higher yielding securities.

o Derivatives Risk. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions;
and risks that the transactions may not be liquid. The risks associated with futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

o Emerging Markets Risk. The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Expenses Risk. The risk that the Fund's expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

o Foreign Securities Risk. The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High-Yield Risk. The risk that the Fund's non-investment grade fixed income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

o Interest Rate/Maturity Risk. The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

o Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk. The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Portfolio Turnover Risk. The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o Prepayment (or Call) Risk. The risk that prepayment of the underlying mortgage or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

o Real Estate Securities Risk. The risk that investments in real estate investment trusts ("REITs") and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

o Short Sale Risk. Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

o Small Cap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

o Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Boston Advisors Broad Allocation Strategy Fund (Second Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.72%	[1],[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,726
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,819

[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Boston Advisors, LLC ("Boston Advisors" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund
COMPAK DYNAMIC ASSET ALLOCATION FUND
Investment Objective
The Fund seeks to provide a total return consistent with reasonable investment risk. Total return means the combination of capital appreciation and investment income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 22 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Compak Dynamic Asset Allocation Fund	Class A	Class C	Class D	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Compak Dynamic Asset Allocation Fund		Class A	Class C	Class D	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		2.35%	2.35%	2.35%	2.35%
Acquired Fund Fees and Expenses		0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	4.09%	4.84%	4.09%	3.84%
Fee Waiver	[2]	(1.25%)	(1.25%)	(1.25%)	(1.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	2.84%	3.59%	2.84%	2.59%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Compak Asset Management ("CAM" or the "Adviser") has contractually agreed to waive its advisory fee (the "Waiver"). The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares, Class C shares and Class D shares and $1,000,000 in the Fund's Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Compak Dynamic Asset Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	748	1,552	2,370	4,480
Class C	362	1,345	2,331	4,811
Class D	287	1,130	1,989	4,205
Class I	26,212	105,778	187,200	399,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal period June 30, 2011 (commencement of operations) through April
30, 2012, the Fund's portfolio turnover rate was 194.35% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by allocating its assets among broad asset classes including, but not limited to, U.S. equity, international equity, emerging markets, fixed income, commodity markets and real-estate. The
Fund will primarily invest in stocks, bonds, short-term instruments and cash, and other derivative instruments (options, futures contracts, and forward contracts) that provide exposure to foreign currency and commodities. The Fund may also gain exposure to one or more asset classes by investing in the securities of other investment companies that are registered as such under the
Investment Company Act of 1940, as amended (the "1940 Act") which includes mutual funds and certain "exchange-traded funds" or "ETFs" ("Underlying Funds"). The
Fund will also invest in real estate investment trusts ("REITs").

"Stocks" include equity securities of all types. The Fund may invest in the securities of any size company, including small-cap issuers. "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities"), with remaining maturities of more than one year. This investment type may include a significant amount of high-yield/high-risk bonds (or "junk bonds") which include bonds rated BB or below by Standard & Poor's ("S&P") or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments. Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities, such as ETFs, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.

In addition to investing in foreign securities, the Fund manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund's investment strategy. The Fund will also invest in
non-U.S. currencies. The Fund may underweight or overweight a currency based on the Adviser's outlook.

The Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments in a particular type of security in any fixed proportion, nor is it limited by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon the Adviser's view of current and future market and economic conditions.

The Adviser uses a two-stage process to create an investment portfolio for the
Fund that it believes will provide reasonable risk-adjusted returns. The first stage uses a "top-down" approach to determine the percentage of the Fund's assets to be allocated to one or more broad asset classes. In arriving at its targeted asset allocation, the Adviser considers a variety of technical processes and quantitative and qualitative data with respect to U.S. and foreign economies and securities markets such as projected growth trends in the U.S. and foreign economies, inflation and interest rate trends and forecasts, yield curve, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, employment data and capital flows.

The second stage implements the Adviser's targeted asset allocation by using technical analysis and fundamental analysis to select securities, Underlying
Funds and other investments for the Fund's portfolio. The Adviser uses technical screens to select investments that the Adviser believes will provide reasonable risk-adjusted returns within each targeted asset class. The Adviser's selections are informed by a proprietary technical model that screens investments based on a number of factors including, among others, an investment's market volatility, moving average and sentiment indicators (such as consumer confidence). When selecting an Underlying Fund, the Adviser evaluates an Underlying Fund's management, volatility, historical returns and sector exposure. The Fund will invest in Underlying Funds as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to commodities without purchasing them directly.

The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

As described above, the Fund has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not anticipate that it will typically invest a substantial portion of its assets in these investments under normal market conditions. The Adviser will typically increase the Fund's investment in high-quality, short-term investments in order to increase the defensive positioning of the Fund and/or as a hedge to enable the Fund to participate in opportunities as they present themselves.

Although the Adviser may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Asset Allocation Risk: The risk that the selection by a manager of the
Underlying Funds and the allocation of the Fund's assets among the various asset classes and industry sectors will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one Underlying
Fund or asset class may at times exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

o Commodity-Related Securities Risk: The risk that investing in commodity-
related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

o Credit (Or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

o Currency Risk: The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

o Debt Extension Risk: The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security)
later than expected. This may happen during a period of rising interest rates.
Under these circumstances, the value of the obligation will decrease and the
Fund will suffer from the inability to invest in higher yielding securities.

o Derivatives Risk: The Fund may invest in options and futures and forward contracts, which are derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions;
risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o Emerging Markets Risk: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High-Yield Risk: The risk that the Fund's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

o Interest Rate/Maturity Risk: The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed-income securities than shorter-term securities.

o Management Risk: The risk that a strategy used by the investment management team may fail to produce the intended results.

o Market Risk: The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o Prepayment (Or Call) Risk: The risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

o Real Estate Securities Risk: The risk that investments in real estate investment trusts ("REITs") and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

o Small Cap Stock Risk: The risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

o Tax Risk: The Fund's, and the Underlying Funds, in which the Fund invests, ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") relating to the Fund's qualification as a regulated investment company ("RIC") and may be adversely affected by future legislation,
Treasury regulations or guidance issued by the Internal Revenue Service ("IRS").
Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder's return. See "More Information About Taxes" for more information on these restrictions and rules.

o Underlying Fund Risk: The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The
Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the
Underlying Funds in direct proportion to the allocation of its assets among the
Underlying Funds. Shareholders may invest in an Underlying Fund directly. By investing in the Underlying Funds indirectly through the Fund, shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds
(including operating costs and investment management fees), in addition to incurring the expenses of the Fund. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation, any other government agency, or the investment adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its NAV; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the ETF shares; (4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

• U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

• Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COMPAK DYNAMIC ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a total return consistent with reasonable investment risk. Total return means the combination of capital appreciation and investment income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 22 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal period June 30, 2011 (commencement of operations) through April
30, 2012, the Fund's portfolio turnover rate was 194.35% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.35%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares, Class C shares and Class D shares and $1,000,000 in the Fund's Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating its assets among broad asset classes including, but not limited to, U.S. equity, international equity, emerging markets, fixed income, commodity markets and real-estate. The
Fund will primarily invest in stocks, bonds, short-term instruments and cash, and other derivative instruments (options, futures contracts, and forward contracts) that provide exposure to foreign currency and commodities. The Fund may also gain exposure to one or more asset classes by investing in the securities of other investment companies that are registered as such under the
Investment Company Act of 1940, as amended (the "1940 Act") which includes mutual funds and certain "exchange-traded funds" or "ETFs" ("Underlying Funds"). The
Fund will also invest in real estate investment trusts ("REITs").

"Stocks" include equity securities of all types. The Fund may invest in the securities of any size company, including small-cap issuers. "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities"), with remaining maturities of more than one year. This investment type may include a significant amount of high-yield/high-risk bonds (or "junk bonds") which include bonds rated BB or below by Standard & Poor's ("S&P") or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments. Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities, such as ETFs, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.

In addition to investing in foreign securities, the Fund manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund's investment strategy. The Fund will also invest in
non-U.S. currencies. The Fund may underweight or overweight a currency based on the Adviser's outlook.

The Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments in a particular type of security in any fixed proportion, nor is it limited by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon the Adviser's view of current and future market and economic conditions.

The Adviser uses a two-stage process to create an investment portfolio for the
Fund that it believes will provide reasonable risk-adjusted returns. The first stage uses a "top-down" approach to determine the percentage of the Fund's assets to be allocated to one or more broad asset classes. In arriving at its targeted asset allocation, the Adviser considers a variety of technical processes and quantitative and qualitative data with respect to U.S. and foreign economies and securities markets such as projected growth trends in the U.S. and foreign economies, inflation and interest rate trends and forecasts, yield curve, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, employment data and capital flows.

The second stage implements the Adviser's targeted asset allocation by using technical analysis and fundamental analysis to select securities, Underlying
Funds and other investments for the Fund's portfolio. The Adviser uses technical screens to select investments that the Adviser believes will provide reasonable risk-adjusted returns within each targeted asset class. The Adviser's selections are informed by a proprietary technical model that screens investments based on a number of factors including, among others, an investment's market volatility, moving average and sentiment indicators (such as consumer confidence). When selecting an Underlying Fund, the Adviser evaluates an Underlying Fund's management, volatility, historical returns and sector exposure. The Fund will invest in Underlying Funds as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to commodities without purchasing them directly.

The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

As described above, the Fund has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not anticipate that it will typically invest a substantial portion of its assets in these investments under normal market conditions. The Adviser will typically increase the Fund's investment in high-quality, short-term investments in order to increase the defensive positioning of the Fund and/or as a hedge to enable the Fund to participate in opportunities as they present themselves.

Although the Adviser may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its
		investment objective.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Asset Allocation Risk: The risk that the selection by a manager of the
Underlying Funds and the allocation of the Fund's assets among the various asset classes and industry sectors will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one Underlying
Fund or asset class may at times exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

o Commodity-Related Securities Risk: The risk that investing in commodity-
related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

o Credit (Or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

o Currency Risk: The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

o Debt Extension Risk: The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security)
later than expected. This may happen during a period of rising interest rates.
Under these circumstances, the value of the obligation will decrease and the
Fund will suffer from the inability to invest in higher yielding securities.

o Derivatives Risk: The Fund may invest in options and futures and forward contracts, which are derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions;
risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o Emerging Markets Risk: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High-Yield Risk: The risk that the Fund's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

o Interest Rate/Maturity Risk: The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed-income securities than shorter-term securities.

o Management Risk: The risk that a strategy used by the investment management team may fail to produce the intended results.

o Market Risk: The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

o Prepayment (Or Call) Risk: The risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

o Real Estate Securities Risk: The risk that investments in real estate investment trusts ("REITs") and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

o Small Cap Stock Risk: The risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

o Tax Risk: The Fund's, and the Underlying Funds, in which the Fund invests, ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") relating to the Fund's qualification as a regulated investment company ("RIC") and may be adversely affected by future legislation,
Treasury regulations or guidance issued by the Internal Revenue Service ("IRS").
Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder's return. See "More Information About Taxes" for more information on these restrictions and rules.

o Underlying Fund Risk: The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The
Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the
Underlying Funds in direct proportion to the allocation of its assets among the
Underlying Funds. Shareholders may invest in an Underlying Fund directly. By investing in the Underlying Funds indirectly through the Fund, shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds
(including operating costs and investment management fees), in addition to incurring the expenses of the Fund. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation, any other government agency, or the investment adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its NAV; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the ETF shares; (4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

• U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

• Valuation Risk: The risk that the Fund has valued certain of its securities at
		a higher price than it can sell them.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or the investment adviser.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.09%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.84%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	748
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,552
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,480
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.84%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.59%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	362
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,331
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,811
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.09%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.84%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,205
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.59%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26,212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	105,778
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	187,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	399,166

[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Compak Asset Management ("CAM" or the "Adviser") has contractually agreed to waive its advisory fee (the "Waiver"). The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.

Cutwater High Yield Fund (Prospectus Summary) | Cutwater High Yield Fund
CUTWATER HIGH YIELD FUND
Investment Objective
The Cutwater High Yield Fund (the "High Yield Fund") seeks high total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater High Yield Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater High Yield Fund		Class A	Class C	Institutional Class
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.31%	2.06%	1.06%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater High Yield Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	528	799
Class C	209	646
Institutional Class	1,081	3,372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Summary of Principal Investment Strategies
The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities.  "High yield" or "below-investment grade" securities are securities rated lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's") or "BBB-"
by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings Ltd.
("Fitch") or, if unrated, determined by Cutwater Investor Services Corp. d/b/a
Cutwater Asset Management ("Cutwater" or the "Adviser") to be of comparable quality.  The portfolio is expected to have an average duration of between 2 and
6 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.  For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.  The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may invest in derivative instruments, including but not limited to (i)
investing in derivative instruments whose value relies on the underlying value of an asset, interest rate or index consistent with the Fund's investment objective and strategy, or (ii) investing in one or more derivative instruments to synthetically create a security that has economic characteristics consistent with the Fund's investment objective and strategy.  Up to 20% of the Fund's assets may be invested in derivative instruments.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection.  The
Adviser will look for opportunities based on the relative value of securities.
The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength.  External, third-party credit research and related credit tools will supplement the Adviser's internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both.  The Adviser may sell securities in anticipation of market declines or credit downgrades.  In addition, the Adviser may sell securities to make cash available for new investment opportunities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk:  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o  Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk:  The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the High Yield Fund may be suitable for investors who seek a high level of current income and who are willing to take on the substantially increased risks of below-investment grade securities in exchange for potentially higher return.
Performance Information
The Fund's performance is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Cutwater High Yield Fund (Prospectus Summary) | Cutwater High Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CUTWATER HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cutwater High Yield Fund (the "High Yield Fund") seeks high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The High Yield Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield (below investment-grade) fixed income securities.  "High yield" or "below-investment grade" securities are securities rated lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's") or "BBB-"
by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings Ltd.
("Fitch") or, if unrated, determined by Cutwater Investor Services Corp. d/b/a
Cutwater Asset Management ("Cutwater" or the "Adviser") to be of comparable quality.  The portfolio is expected to have an average duration of between 2 and
6 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.  For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.  The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may invest in derivative instruments, including but not limited to (i)
investing in derivative instruments whose value relies on the underlying value of an asset, interest rate or index consistent with the Fund's investment objective and strategy, or (ii) investing in one or more derivative instruments to synthetically create a security that has economic characteristics consistent with the Fund's investment objective and strategy.  Up to 20% of the Fund's assets may be invested in derivative instruments.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection.  The
Adviser will look for opportunities based on the relative value of securities.
The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength.  External, third-party credit research and related credit tools will supplement the Adviser's internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both.  The Adviser may sell securities in anticipation of market declines or credit downgrades.  In addition, the Adviser may sell securities to
		make cash available for new investment opportunities.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk:  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o  Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk:  The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the High Yield Fund may be suitable for investors who seek a high level of current income and who are willing to take on the substantially increased risks of below-investment grade securities in exchange for potentially
		higher return.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance is only shown when the Fund has had a full calendar year of operations.
Cutwater High Yield Fund (Prospectus Summary) | Cutwater High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Cutwater High Yield Fund (Prospectus Summary) | Cutwater High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Cutwater High Yield Fund (Prospectus Summary) | Cutwater High Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,081
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,372

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Cutwater Multi-Sector Inflation Protection Fund (Prospectus Summary) | Cutwater Multi-Sector Inflation Protection Fund
CUTWATER MULTI-SECTOR INFLATION PROTECTION FUND
Investment Objective
The Cutwater Multi-Sector Inflation Protection Fund (the "Multi-Sector Fund") seeks long-term preservation of capital and protection of capital against declines in real purchasing power.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater Multi-Sector Inflation Protection Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater Multi-Sector Inflation Protection Fund		Class A	Class C	Institutional Class
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.01%	1.76%	0.76%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater Multi-Sector Inflation Protection Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	499	709
Class C	179	554
Institutional Class	766	2,428

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Summary of Principal Investment Strategies
The Multi-Sector Fund normally invests at least 80% of its assets in the following:  (i) inflation protected fixed income securities and other fixed income securities; (ii) real estate-related securities; and
(iii) commodity/natural resource-related securities.  To gain exposure to the real estate and commodities markets the Fund will invest in derivative securities (backed by short-term investment grade securities) including structured notes, index-linked instruments, real estate-linked instruments, commodity-linked instruments, swap agreements, options, futures and options on futures.  It is anticipated that approximately 75% of the Fund's assets will be invested in derivative instruments.  The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and real-estate related industries and other financial instruments and securities including interests in baskets of equity securities, real estate investment trusts ("REITs"), exchange-traded funds ("ETFs") and other investment companies.

None of the identified inflation-sensitive sectors provide a complete hedge against inflation; however, the Adviser believes that allocating a portfolio among fixed income, real estate-related and commodity/natural resource-related securities will provide greater protection against inflation than investing in only one of these sectors.  The Adviser will monitor and review the Fund's allocations among the inflation-sensitive sectors and may rebalance the Fund's allocations, as it deems appropriate.

The average portfolio duration of the Fund's fixed income investments will vary based on the Adviser's assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed 7 years.  The
Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's NAV, yield and total return.  It is possible to lose money by investing in the Fund.

o Commodity-Related Risk:  The Fund's investments in commodity / natural resource-related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

o Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds)
are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds.
High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Non-Diversification Risk:  The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.  An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o Real Estate Industry Risk:  The Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
The price of a real estate company's shares may drop because of factors such as the failure of the real estate company borrowers to pay their loans and poor management.  Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.  Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the
Investment Company Act of 1940, as amended ("1940 Act").

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Multi-Sector Fund may be suitable for investors who seek long-term preservation of purchasing power and are willing to tolerate some short-term volatility.
Performance Information
The Fund's performance is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Cutwater Multi-Sector Inflation Protection Fund (Prospectus Summary) | Cutwater Multi-Sector Inflation Protection Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CUTWATER MULTI-SECTOR INFLATION PROTECTION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cutwater Multi-Sector Inflation Protection Fund (the "Multi-Sector Fund") seeks long-term preservation of capital and protection of capital against declines in real purchasing power.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Multi-Sector Fund normally invests at least 80% of its assets in the following:  (i) inflation protected fixed income securities and other fixed income securities; (ii) real estate-related securities; and
(iii) commodity/natural resource-related securities.  To gain exposure to the real estate and commodities markets the Fund will invest in derivative securities (backed by short-term investment grade securities) including structured notes, index-linked instruments, real estate-linked instruments, commodity-linked instruments, swap agreements, options, futures and options on futures.  It is anticipated that approximately 75% of the Fund's assets will be invested in derivative instruments.  The Fund may also invest in common and preferred stocks and convertible securities of issuers in commodity-related industries and real-estate related industries and other financial instruments and securities including interests in baskets of equity securities, real estate investment trusts ("REITs"), exchange-traded funds ("ETFs") and other investment companies.

None of the identified inflation-sensitive sectors provide a complete hedge against inflation; however, the Adviser believes that allocating a portfolio among fixed income, real estate-related and commodity/natural resource-related securities will provide greater protection against inflation than investing in only one of these sectors.  The Adviser will monitor and review the Fund's allocations among the inflation-sensitive sectors and may rebalance the Fund's allocations, as it deems appropriate.

The average portfolio duration of the Fund's fixed income investments will vary based on the Adviser's assessment of current and future interest rate trends and, under normal market conditions, is not expected to exceed 7 years.  The
Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate
		risk.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return.  It is possible to lose money by investing in the Fund.

o Commodity-Related Risk:  The Fund's investments in commodity / natural resource-related securities and commodity-linked derivative instruments, may subject that Fund to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

o Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds)
are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds.
High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Non-Diversification Risk:  The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.  An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o Real Estate Industry Risk:  The Fund will invest in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
The price of a real estate company's shares may drop because of factors such as the failure of the real estate company borrowers to pay their loans and poor management.  Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.  Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the
Investment Company Act of 1940, as amended ("1940 Act").

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Multi-Sector Fund may be suitable for investors who seek long-term preservation of purchasing power and are willing to tolerate some
		short-term volatility.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance is only shown when the Fund has had a full calendar year of operations.
Cutwater Multi-Sector Inflation Protection Fund (Prospectus Summary) | Cutwater Multi-Sector Inflation Protection Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Cutwater Multi-Sector Inflation Protection Fund (Prospectus Summary) | Cutwater Multi-Sector Inflation Protection Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Cutwater Multi-Sector Inflation Protection Fund (Prospectus Summary) | Cutwater Multi-Sector Inflation Protection Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	766
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,428

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund
CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND
Investment Objective
The Cutwater Municipal Bond Inflation Protection Fund (the "Municipal Fund") seeks high after-tax inflation protected return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater Municipal Bond Inflation Protection Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater Municipal Bond Inflation Protection Fund		Class A	Class C	Institutional Class
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.01%	1.76%	0.76%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater Municipal Bond Inflation Protection Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	499	709
Class C	179	554
Institutional Class	776	2,428

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Summary of Principal Investment Strategies
The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax.  The Adviser utilizes its Municipal Bond Inflation
Protection strategy to build a portfolio of "municipal inflation protected securities" or "MIPS."  Because there are very few issuers of municipal inflation-linked securities (commonly referred to as "muni-CPI bonds"), the
Adviser will attempt to synthetically create a portfolio of securities that has the economic characteristics of a portfolio of municipal inflation-linked securities by investing in investment grade municipal securities and simultaneously entering into swap agreements (or other derivative instruments)
linked to a commonly used indicator of inflation (such as a consumer price index). The MIPS strategy is designed to provide tax efficient "Real Return" and a hedge against inflation. "Real Return" means total return less the estimated cost of inflation.

The Fund will primarily invest in investment-grade municipal securities (rated
"Baa3" or higher by Moody's, "BBB-" or higher by S&P or Fitch or determined by the Adviser to be of comparable quality).  The Fund may invest up to 25% of its total assets in municipal obligations, the interest on which may be an item of tax preference for purposes of the alternative minimum tax ("AMT").  The Fund may invest up to 20% of its total assets in high yield fixed income securities rated below investment grade, provided that the Fund will not purchase securities rated below "B3" by Moody's or "B-" by S&P or Fitch.  In addition, the Fund may invest in inflation-linked securities, such as Treasury Inflation
Protected Securities ("TIPS").  The portfolio is expected to have an average duration of between 4 and 10 years.  The Adviser will target a duration which it believes will offer the opportunity for above average returns while limiting exposure to interest rate risk.

The Fund also invests in inflation-linked derivative securities including structured notes, swap agreements, options, futures and options on futures. It is anticipated that approximately 20% of the Fund's assets will be invested in derivative instruments.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's NAV, yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

o Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Fund's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Municipal Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.  The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Municipal Fund may be suitable for investors who seek tax sensitive income and an attractive inflation-protected after-tax return.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Municipal Fund for the last calendar year that the Fund was operational and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Capital Municipal Bond Index ("Barclays Muni Bond
Index") and the Barclays Capital Global Inflation-Linked U.S. TIPS Index
(Series-L) ("Barclays Global Index"), both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on November 1, 2007 and subsequently ceased investment operations on April 29, 2009 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance information is presented for periods after March 31, 2009.

Calendar Year-to-Date Total Return as of March 31, 2009: 7.55% Best Quarter Worst Quarter 1.98% -5.45% (June 30, 2008) (September 30, 2008)
Average Annual Total Returns as of December 31, 2008	[1]
Average Annual Total Returns Cutwater Municipal Bond Inflation Protection Fund	Label		1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes		(8.28%)	(6.49%)	Nov 1, 2007
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	[1]	(9.37%)	(7.58%)	Nov 1, 2007
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	[1]	(5.34%)	(6.08%)	Nov 1, 2007
Barclays Muni Bond Index	Barclays Muni Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	(2.47%)	(1.74%)	Nov 1, 2007
Barclays Global Index	Barclays Global Index (reflects no deductions for fees, expenses or taxes)	[3]	(7.69%)	0.57%	Nov 1, 2007
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A shares and Class C shares will vary. The "Institutional Class Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Institutional Class Shares Return Before Taxes" and/or the "Institutional Class Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[2]	The Barclays Muni Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment grade (Baa3/BBB- or higher), with an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990 and must be at least one year from their maturity date.
[3]	The Barclays Global Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) with at least one year to final maturity and at least $250 million par amount outstanding.

[1]	The Fund liquidated on April 29, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cutwater Municipal Bond Inflation Protection Fund (the "Municipal Fund") seeks high after-tax inflation protected return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax.  The Adviser utilizes its Municipal Bond Inflation
Protection strategy to build a portfolio of "municipal inflation protected securities" or "MIPS."  Because there are very few issuers of municipal inflation-linked securities (commonly referred to as "muni-CPI bonds"), the
Adviser will attempt to synthetically create a portfolio of securities that has the economic characteristics of a portfolio of municipal inflation-linked securities by investing in investment grade municipal securities and simultaneously entering into swap agreements (or other derivative instruments)
linked to a commonly used indicator of inflation (such as a consumer price index). The MIPS strategy is designed to provide tax efficient "Real Return" and a hedge against inflation. "Real Return" means total return less the estimated cost of inflation.

The Fund will primarily invest in investment-grade municipal securities (rated
"Baa3" or higher by Moody's, "BBB-" or higher by S&P or Fitch or determined by the Adviser to be of comparable quality).  The Fund may invest up to 25% of its total assets in municipal obligations, the interest on which may be an item of tax preference for purposes of the alternative minimum tax ("AMT").  The Fund may invest up to 20% of its total assets in high yield fixed income securities rated below investment grade, provided that the Fund will not purchase securities rated below "B3" by Moody's or "B-" by S&P or Fitch.  In addition, the Fund may invest in inflation-linked securities, such as Treasury Inflation
Protected Securities ("TIPS").  The portfolio is expected to have an average duration of between 4 and 10 years.  The Adviser will target a duration which it believes will offer the opportunity for above average returns while limiting exposure to interest rate risk.

The Fund also invests in inflation-linked derivative securities including structured notes, swap agreements, options, futures and options on futures. It is anticipated that approximately 20% of the Fund's assets will be invested in
		derivative instruments.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

o Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Fund's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Municipal Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.  The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Municipal Fund may be suitable for investors who seek tax
		sensitive income and an attractive inflation-protected after-tax return.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Municipal Fund for the last calendar year that the Fund was operational and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Capital Municipal Bond Index ("Barclays Muni Bond
Index") and the Barclays Capital Global Inflation-Linked U.S. TIPS Index
(Series-L) ("Barclays Global Index"), both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on November 1, 2007 and subsequently ceased investment operations on April 29, 2009 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance
		information is presented for periods after March 31, 2009.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Municipal Fund for the last calendar year that the Fund was operational and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Capital Municipal Bond Index ("Barclays Muni Bond Index") and the Barclays Capital Global Inflation-Linked U.S. TIPS Index (Series-L) ("Barclays Global Index"), both broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of March 31, 2009: 7.55% Best Quarter Worst Quarter 1.98% -5.45% (June 30, 2008) (September 30, 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Institutional Class shares; after-tax returns for Class A shares and Class C shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2008	[1]
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Barclays Muni Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Muni Bond Index (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Barclays Global Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Global Index (reflects no deductions for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	(7.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	776
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,428
Annual Return 2008	rr_AnnualReturn2008	(8.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2009
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.45%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[6]
1 Year	rr_AverageAnnualReturnYear01	(9.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares	[6]
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007

[1]	The Fund liquidated on April 29, 2009.
[2]	The Barclays Muni Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment grade (Baa3/BBB- or higher), with an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990 and must be at least one year from their maturity date.
[3]	The Barclays Global Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) with at least one year to final maturity and at least $250 million par amount outstanding.
[4]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[5]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A shares and Class C shares will vary. The "Institutional Class Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Institutional Class Shares Return Before Taxes" and/or the "Institutional Class Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund
CUTWATER INVESTMENT GRADE BOND FUND
Investment Objective
The Cutwater Investment Grade Bond Fund (the "Fund") seeks high total return consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 13 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cutwater Investment Grade Bond Fund	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Cutwater Investment Grade Bond Fund		Class A	Class C	Institutional Class
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	[1]	1.30%	2.05%	1.05%
Fee Waiver and/or Expense Reimbursement	[1]	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.10%	1.85%	0.85%
[1]	Cutwater Investor Services Corp. d/b/a Cutwater Asset Management ("Cutwater" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until: (i) August 31, 2013; (ii) upon the termination of the Adviser as investment adviser to the Fund; or (iii) unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cutwater Investment Grade Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	508	777	1,066	1,888
Class C	188	623	1,085	2,363
Institutional Class	868	3,142	5,600	12,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
95.43% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund normally invests at least 80% of its total assets in a diversified portfolio of investment-grade fixed income securities. Investment-grade, fixed income securities are securities rated "Baa3" by Moody's Investors Service, Inc.
("Moody's") or "BBB-" by Standard & Poor's Financial Services LLC ("S&P") or
Fitch Ratings Ltd. ("Fitch") or higher, or determined by the Adviser to be of comparable quality. The portfolio is expected to have an average duration of between 3 and 8 years; however, the Fund's duration may be lengthened or shortened beyond this range depending on market conditions. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may also invest up to 20% of its total assets in "below-investment grade" or "high yield" fixed-income securities (also called "high yield bonds"
or "junk bonds"), which are securities rated lower than "Baa3" by Moody's or "BBB-" by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in derivative instruments, including but not limited to currency futures, interest rate futures, credit default swaps and index total return swaps.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection. The
Adviser will look for opportunities based on the relative value of securities.
The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the Adviser's internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both. The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities to make cash available for new investment opportunities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Fund may be suitable for investors who want both preservation of capital and a long-term total rate of return that seeks to equal or exceed the U.S. broad bond market.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Aggregate
Bond Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the
Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 3.98% Best Quarter Worst Quarter 1.99% 0.85% (June 30, 2011) (March 31, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Cutwater Investment Grade Bond Fund	Label		1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes		5.69%	4.17%	Dec 2, 2010
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	[1]	4.47%	3.03%	Dec 2, 2010
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	[1]	3.68%	2.88%	Dec 2, 2010
Barclays Aggregate Bond Index	Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	7.84%	6.94%	Dec 2, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Barclays Aggregate Bond Index is an unmanaged broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CUTWATER INVESTMENT GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cutwater Investment Grade Bond Fund (the "Fund") seeks high total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 13 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
		95.43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.43%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its total assets in a diversified portfolio of investment-grade fixed income securities. Investment-grade, fixed income securities are securities rated "Baa3" by Moody's Investors Service, Inc.
("Moody's") or "BBB-" by Standard & Poor's Financial Services LLC ("S&P") or
Fitch Ratings Ltd. ("Fitch") or higher, or determined by the Adviser to be of comparable quality. The portfolio is expected to have an average duration of between 3 and 8 years; however, the Fund's duration may be lengthened or shortened beyond this range depending on market conditions. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. The Adviser will target a duration which it believes will offer the opportunity for above-average returns while limiting exposure to interest rate risk.

The Fund may also invest up to 20% of its total assets in "below-investment grade" or "high yield" fixed-income securities (also called "high yield bonds"
or "junk bonds"), which are securities rated lower than "Baa3" by Moody's or "BBB-" by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in derivative instruments, including but not limited to currency futures, interest rate futures, credit default swaps and index total return swaps.

In constructing the portfolio, the Adviser relies primarily on proprietary, internally-generated credit research. This credit research will focus on both industry/sector analysis as well as detailed individual security selection. The
Adviser will look for opportunities based on the relative value of securities.
The Adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. External, third-party credit research and related credit tools will supplement the Adviser's internal research.

The Adviser purchases securities based on their yield, potential capital appreciation or both. The Adviser may sell securities in anticipation of market declines or credit downgrades. In addition, the Adviser may sell securities to
		make cash available for new investment opportunities.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Prepayment Risk:  The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Fund may be suitable for investors who want both preservation of capital and a long-term total rate of return that seeks to equal or exceed
		the U.S. broad bond market.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Aggregate
Bond Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the
		Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Aggregate Bond Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 3.98% Best Quarter Worst Quarter 1.99% 0.85% (June 30, 2011) (March 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Barclays Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2010
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,085
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,363
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	868
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	12,645
Annual Return 2011	rr_AnnualReturn2011	5.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.85%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2010
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2010
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2010

[1]	The Barclays Aggregate Bond Index is an unmanaged broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[3]	Cutwater Investor Services Corp. d/b/a Cutwater Asset Management ("Cutwater" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until: (i) August 31, 2013; (ii) upon the termination of the Adviser as investment adviser to the Fund; or (iii) unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund
DUPONT CAPITAL EMERGING MARKETS FUND
Investment Objective
The DuPont Capital Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 22 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees DuPont Capital Emerging Markets Fund	Class A		Class C	Class D	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%	2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 24 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses DuPont Capital Emerging Markets Fund		Class A	Class C	Class D	Class I
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1][2]	1.69%	2.44%	1.69%	1.44%
Fee Waiver and/or Expense Reimbursement	[2]	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.69%	2.44%	1.69%	1.44%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	DuPont Capital Management Corporation ("DuPont Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.60% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expenses Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and Class C shares and $1,000,000 in the Fund's Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DuPont Capital Emerging Markets Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	737	1,077	1,440	2,458
Class C	247	761	1,301	2,776
Class D	17,180	53,264	91,776	199,781
Class I	14,656	45,553	78,688	172,417

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
148.6% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund will invest primarily in equity and equity-related securities, including preferred stock. Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i)
and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

The term "emerging markets" includes any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market.
Currently, these countries generally include every country in the world except
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong
Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment.
The Adviser attempts to build a portfolio with a long-term investment  horizon that it believes will achieve excess returns with below average risk. The Adviser expects the Fund will hold approximately 50 to 150 securities.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Currency Risk: The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: Management risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

o Market Risk: Market risk is the risk that one or more markets in which the
Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

o Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 4.75% Best Quarter Worst Quarter 5.52% -22.30% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns DuPont Capital Emerging Markets Fund	Label		1 Year	Since Inception	Inception Date
Class I	Class I Shares Return Before Taxes		(18.73%)	(16.26%)	Dec 6, 2010
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	[1]	(18.95%)	(16.47%)	Dec 6, 2010
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Shares	[1]	(12.18%)	(13.93%)	Dec 6, 2010
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[2]	(18.42%)	(15.57%)	Dec 6, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A, Class C and Class D shares will vary.
[2]	The MSCI Emerging Markets Index, is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. This index is net total return which reinvests dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. MSCI Emerging Markets Index uses the maximum withholding tax rate applicable to institutional investors. The returns for this index do not include any transaction costs, management fees or other costs. You cannot invest directly in any index. Benchmark returns are not covered by the report of independent verifiers.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DUPONT CAPITAL EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DuPont Capital Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 22 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		148.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and Class C shares and $1,000,000 in the Fund's Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest primarily in equity and equity-related securities, including preferred stock. Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i)
and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

The term "emerging markets" includes any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market.
Currently, these countries generally include every country in the world except
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong
Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment.
The Adviser attempts to build a portfolio with a long-term investment  horizon that it believes will achieve excess returns with below average risk. The Adviser expects the Fund will hold approximately 50 to 150 securities.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or
		more attractive opportunities are identified.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Currency Risk: The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: Management risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

o Market Risk: Market risk is the risk that one or more markets in which the
Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

o Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Valuation Risk: The risk that the Fund has valued certain of its securities at
		a higher price than it can sell them.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the
		future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 4.75% Best Quarter Worst Quarter 5.52% -22.30% (December 31, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares; after-tax returns for Class A, Class C and Class D shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2010
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.69%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	737
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,458
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.44%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.69%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17,180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	53,264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	91,776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	199,781
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	14,656
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	45,553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	78,688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	172,417
Annual Return 2011	rr_AnnualReturn2011	(18.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2010
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions	[5]
1 Year	rr_AverageAnnualReturnYear01	(18.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2010
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	(12.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2010

[1]	The MSCI Emerging Markets Index, is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. This index is net total return which reinvests dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. MSCI Emerging Markets Index uses the maximum withholding tax rate applicable to institutional investors. The returns for this index do not include any transaction costs, management fees or other costs. You cannot invest directly in any index. Benchmark returns are not covered by the report of independent verifiers.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 24 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[4]	DuPont Capital Management Corporation ("DuPont Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.60% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expenses Limitation.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A, Class C and Class D shares will vary.

DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund
DUPONT CAPITAL EMERGING MARKETS DEBT FUND
Investment Objective
The DuPont Capital Emerging Markets Debt Fund (the "Emerging Markets Debt Fund" or the
"Fund") seeks high total return from current income and capital appreciation consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 22 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees DuPont Capital Emerging Markets Debt Fund	Class A		Class C	Class D	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%	2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 24 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses DuPont Capital Emerging Markets Debt Fund		Class A	Class C	Class D	Class I
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.35%	2.10%	1.35%	1.10%
Fee Waiver and/or Expense Reimbursement		(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.14%	1.89%	1.14%	0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.89% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and Class C shares and $1,000,000 in the Fund's Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DuPont Capital Emerging Markets Debt Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	685	938
Class C	192	616
Class D	11,620	38,517
Class I	9,083	30,694

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a portfolio of emerging markets debt instruments issued or guaranteed by government entities, financial institutions, and companies in emerging market countries. These debt instruments are denominated in U.S.
Dollars and Euro Dollars and the currencies of the emerging markets countries of the issuer.

The term "emerging markets" includes any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market.
Currently, these countries generally include every country in the world except
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong
Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund will invest primarily in sovereign debt securities issued by governments of emerging market countries, their agencies or instrumentalities, or other government-related entities. The Fund's investments may also include, among other things, corporate debt securities, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S.
currencies, forward currency contracts and other foreign currency transactions, and derivatives related to these types of securities and instruments. The Fund may also invest in currencies, money market and short-term debt securities and cash equivalents.

The Fund may invest in debt securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield" securities or "junk bonds." Such securities may include those that are in default with respect to the payment of principal or interest. The Adviser does not manage the Fund to have a specific average portfolio maturity or duration.

In constructing the portfolio, the Adviser applies a disciplined, value-based investment process that integrates top-down global analysis and bottom-up country research together with active risk management to systematically analyze emerging market debt instruments and to create a portfolio of emerging market debt instruments of countries that have a global competitive advantage and attractive valuation. The Adviser will consider factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, and currency exchange rates. The Adviser attempts to build a portfolio with a focus on total return and capital preservation that it believes will achieve excess returns over a full market cycle.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

o Currency Risk: The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

o Emerging Markets Risk: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High Yield Securities Risk: High yield securities (also known as junk bonds)
are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities.
High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate/Maturity Risk: The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

o Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

o Management Risk: As with any managed fund, the Fund's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The
Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Non-Diversification Risk: The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DUPONT CAPITAL EMERGING MARKETS DEBT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DuPont Capital Emerging Markets Debt Fund (the "Emerging Markets Debt Fund" or the
"Fund") seeks high total return from current income and capital appreciation consistent
		with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 22 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and Class C shares and $1,000,000 in the Fund's Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a portfolio of emerging markets debt instruments issued or guaranteed by government entities, financial institutions, and companies in emerging market countries. These debt instruments are denominated in U.S.
Dollars and Euro Dollars and the currencies of the emerging markets countries of the issuer.

The term "emerging markets" includes any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market.
Currently, these countries generally include every country in the world except
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong
Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund will invest primarily in sovereign debt securities issued by governments of emerging market countries, their agencies or instrumentalities, or other government-related entities. The Fund's investments may also include, among other things, corporate debt securities, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S.
currencies, forward currency contracts and other foreign currency transactions, and derivatives related to these types of securities and instruments. The Fund may also invest in currencies, money market and short-term debt securities and cash equivalents.

The Fund may invest in debt securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as "high yield" securities or "junk bonds." Such securities may include those that are in default with respect to the payment of principal or interest. The Adviser does not manage the Fund to have a specific average portfolio maturity or duration.

In constructing the portfolio, the Adviser applies a disciplined, value-based investment process that integrates top-down global analysis and bottom-up country research together with active risk management to systematically analyze emerging market debt instruments and to create a portfolio of emerging market debt instruments of countries that have a global competitive advantage and attractive valuation. The Adviser will consider factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, and currency exchange rates. The Adviser attempts to build a portfolio with a focus on total return and capital preservation that it believes will achieve excess returns over a full market cycle.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its
		purchase or more attractive opportunities are identified.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

o Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

o Currency Risk: The value of the Fund's investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

o Emerging Markets Risk: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o High Yield Securities Risk: High yield securities (also known as junk bonds)
are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities.
High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate/Maturity Risk: The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

o Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

o Management Risk: As with any managed fund, the Fund's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The
Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Non-Diversification Risk: The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

o Valuation Risk: The risk that the Fund has valued certain of its securities at
		a higher price than it can sell them.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	938
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	616
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	38,517
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9,083
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	30,694

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 24 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.89% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

EIC Value Fund (Prospectus Summary) | EIC Value Fund
EIC VALUE FUND
Investment Objective
The EIC Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 15 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees EIC Value Fund	Class A		Class C		Institutional Class	Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months (12 months for shares purchased prior to September 1, 2012) after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 18 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses EIC Value Fund		Class A	Class C	Institutional Class	Retail Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		1.07%	0.94%	1.65%	1.07%
Total Annual Fund Operating Expenses	[1]	2.07%	2.69%	2.40%	2.07%
Fee Waiver and/or Expenses Reimbursement		(0.82%)	(0.69%)	(1.40%)	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	2.00%	1.00%	1.25%
[1]	Equity Investment Corporation ("EIC" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Retail Class shares, and
$100,000 (investment minimum) in Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EIC Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	670	925	1,375	2,620
Class C	301	627	1,229	2,859
Institutional Class	1,020	3,184	8,725	23,887
Retail Class	127	397	873	2,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12.68%
of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of U.S.
companies. The Fund may invest in the stocks of companies of any size.

The Fund invests in companies the Adviser believes are well-managed, structurally sound and selling at a discount to their value as an ongoing business entity. The
Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long-term structural decline (i.e., "value traps").

Starting with the Russell 3000 universe, the Adviser attempts to identify companies it believes have strong and stable returns on invested capital ("ROIC"), returns on equity ("ROE"), and, preferably, earnings growth. The Adviser may also identify companies through the use of traditional news sources and non-opinionated research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the
Adviser's in-house valuation models, which rely on ROE and growth as key inputs.

After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser uses graphical financial statement analysis to assess potential risks impacting the identified companies, including financial risk, operational risk, management risk and business risk.
The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps. The Adviser then performs additional research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings-power is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund's portfolio.

The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company's quality or financial strength falls below acceptable levels. Positions reaching 6% of the Fund's value may be trimmed to reduce exposure.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. In particular, the
Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The stocks of smaller- and medium-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.
Performance Information
The Fund's performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
EIC Value Fund (Prospectus Summary) | EIC Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EIC VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EIC Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 15 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12.68%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Retail Class shares, and
$100,000 (investment minimum) in Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, primarily invests in common stocks of U.S.
companies. The Fund may invest in the stocks of companies of any size.

The Fund invests in companies the Adviser believes are well-managed, structurally sound and selling at a discount to their value as an ongoing business entity. The
Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long-term structural decline (i.e., "value traps").

Starting with the Russell 3000 universe, the Adviser attempts to identify companies it believes have strong and stable returns on invested capital ("ROIC"), returns on equity ("ROE"), and, preferably, earnings growth. The Adviser may also identify companies through the use of traditional news sources and non-opinionated research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the
Adviser's in-house valuation models, which rely on ROE and growth as key inputs.

After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser uses graphical financial statement analysis to assess potential risks impacting the identified companies, including financial risk, operational risk, management risk and business risk.
The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps. The Adviser then performs additional research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings-power is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund's portfolio.

The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company's quality or financial strength falls below acceptable levels. Positions reaching 6% of the Fund's value
		may be trimmed to reduce exposure.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. In particular, the
Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The stocks of smaller- and medium-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as
		anticipated or experiences a decline in value.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance is only shown when the Fund has had a full calendar year of operations.
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,620
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,859
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,020
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	23,887
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months (12 months for shares purchased prior to September 1, 2012) after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 18 months after purchase.
[2]	Equity Investment Corporation ("EIC" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Estabrook Value Fund (Prospectus Summary) | Estabrook Value Fund
ESTABROOK VALUE FUND
Investment Objective
The Estabrook Value Fund (the "Value Fund" or the "Fund") seeks to achieve long-term capital appreciation and growth of income.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more in the
Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page
16 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Estabrook Value Fund	Class A		Class C	Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%		1.00%	1.00%	1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Estabrook Value Fund		Class A	Class C	Class I	Class R
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		1.58%	2.33%	1.33%	1.83%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Class R shares and $100,000
(investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Estabrook Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	726	1,045
Class C	236	727
Class I	1,354	4,214
Class R	186	576

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, will primarily invest in common stocks and other equity or equity-related securities that the Adviser believes to have favorable prospects for capital appreciation and/or dividend-paying ability.
There are no limits on the market capitalizations of the companies in which the
Fund may invest.

The Adviser's stock selection process begins with a top-down analysis focusing on those macro-economic conditions that it believes will impact the United
States economy. The Adviser applies this broad analysis to its stock selection process by screening over 5,000 companies based on numerous measurements of their value. From this universe, the Adviser looks to invest in companies that are trading at a discount to their peers based on price-to-earnings ratio, price-to-book value and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA), among other measurements. The
Adviser also looks to invest in companies that it believes will generate above market dividend yields. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry or group of industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Adviser also seeks to invest in companies that it believes are experiencing a full range of potentially positive changes, ranging from the implementation of a new management team or product launch, to a significant cost-cutting initiative, or a merger or acquisition, or a reduction in industry capacity that may lead to improved pricing. Additionally, the Adviser may seek to invest in companies whose earnings potential has increased or is expected to increase more than consensus estimates; companies that have enjoyed a perceived level of popularity only to have fallen temporarily out of favor for reasons that the
Adviser considers non-recurring or short-term; and companies that the Adviser believes are undervalued in relation to their competitors in the same industry.
The Adviser may sell a security if its prospects for capital appreciation or income decline or when the Adviser deems it to be an unattractive investment.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the
Fund's NAV and total returns and may subject the Fund to greater risk of loss.
Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Estabrook Value Fund (Prospectus Summary) | Estabrook Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESTABROOK VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Estabrook Value Fund (the "Value Fund" or the "Fund") seeks to achieve long-term capital appreciation and growth of income.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more in the
Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page
		16 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Class R shares and $100,000
(investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, will primarily invest in common stocks and other equity or equity-related securities that the Adviser believes to have favorable prospects for capital appreciation and/or dividend-paying ability.
There are no limits on the market capitalizations of the companies in which the
Fund may invest.

The Adviser's stock selection process begins with a top-down analysis focusing on those macro-economic conditions that it believes will impact the United
States economy. The Adviser applies this broad analysis to its stock selection process by screening over 5,000 companies based on numerous measurements of their value. From this universe, the Adviser looks to invest in companies that are trading at a discount to their peers based on price-to-earnings ratio, price-to-book value and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA), among other measurements. The
Adviser also looks to invest in companies that it believes will generate above market dividend yields. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry or group of industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Adviser also seeks to invest in companies that it believes are experiencing a full range of potentially positive changes, ranging from the implementation of a new management team or product launch, to a significant cost-cutting initiative, or a merger or acquisition, or a reduction in industry capacity that may lead to improved pricing. Additionally, the Adviser may seek to invest in companies whose earnings potential has increased or is expected to increase more than consensus estimates; companies that have enjoyed a perceived level of popularity only to have fallen temporarily out of favor for reasons that the
Adviser considers non-recurring or short-term; and companies that the Adviser believes are undervalued in relation to their competitors in the same industry.
The Adviser may sell a security if its prospects for capital appreciation or
		income decline or when the Adviser deems it to be an unattractive investment.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the
Fund's NAV and total returns and may subject the Fund to greater risk of loss.
Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as
		anticipated.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Estabrook Value Fund (Prospectus Summary) | Estabrook Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,045
Estabrook Value Fund (Prospectus Summary) | Estabrook Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Estabrook Value Fund (Prospectus Summary) | Estabrook Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,214
Estabrook Value Fund (Prospectus Summary) | Estabrook Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund
ESTABROOK INVESTMENT GRADE FIXED INCOME FUND
Investment Objective
The Estabrook Investment Grade Fixed Income Fund (the "Fixed Income Fund" or the "Fund") seeks to achieve high current income and capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 16 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Estabrook Investment Grade Fixed Income Fund	Class A		Class C	Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%		1.00%	1.00%	1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Estabrook Investment Grade Fixed Income Fund		Class A	Class C	Class I	Class R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		1.84%	1.84%	1.84%	1.84%
Total Annual Fund Operating Expenses	[1]	2.74%	3.49%	2.49%	2.99%
Fee Waiver and/or Expense Reimbursement	[1]	(1.79%)	(1.79%)	(1.79%)	(1.79%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	1.70%	0.70%	1.20%
[1]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.70% (on an annual basis) of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Class R shares and $100,000
(investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Estabrook Investment Grade Fixed Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	468	1,030	1,617	3,204
Class C	173	905	1,659	3,647
Class I	715	6,040	11,636	26,903
Class R	122	756	1,415	3,161

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
50.01% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its assets in investment grade fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' written notice to shareholders. The Fund will consider a security investment grade if it is rated Baa3 or better by Moody's
Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's
Financial Services LLC ("S&P") or Fitch Ratings Ltd. ("Fitch"). The Fund
typically selects fixed income securities from several sectors including U.S.
Treasuries and agency securities and corporate bonds. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 20%
of its total assets in high yield securities, or "junk bonds," rated Ba1 or lower by Moody's or BB+ or lower by S&P and Fitch.

The Adviser expects that the Fund's duration will be between 3 and 6 years;
however, the Fund's duration may be lengthened or shortened beyond this range depending on market conditions. The Fund's average portfolio duration is expected to vary within three years (plus or minus) of the duration of the
Barclays Capital U.S. Intermediate Government/Credit Bond Index ("Barclays
Government/Credit Index"), which is the Fund's benchmark. On April 30, 2012 the duration of the Fund's benchmark was 3.94 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer a fund's duration, the more sensitive a fund will be to changes in interest rates.
For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose 1%.

The Fund uses a top-down investment process that begins with an assessment of the domestic and global economic environment. Incorporated in the process is an extensive review of current credit trends, the level of interest rates, the shape of the yield curve, and the level of volatility. The Adviser's investment team then sets various parameters for the Fund which includes duration, yield curve exposure, sector weightings and credit quality. Using these parameters, the Adviser's investment team uses credit analysis in addition to utilizing various value metrics to formulate decisions to select particular sectors and securities. An example of a value metric would be the additional yield spread provided by a particular fixed income security in excess of that offered by U.S.
Treasuries. Throughout this process, the Adviser's investment team focuses on selecting investments that it believes will provide current income and the opportunity for capital appreciation. The Adviser may sell a security if its prospects for income or capital appreciation decline or when the Adviser deems it to be an unattractive investment.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o High Yield Securities Risk: High yield securities (also known as junk bonds)
are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Government/Credit Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 5.69% Best Quarter Worst Quarter 1.14% -2.23% (June 30, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Estabrook Investment Grade Fixed Income Fund	Label		1 Year	Since Inception	Inception Date
Class I	Class I Shares Return Before Taxes		0.81%	0.64%	Jul 23, 2010
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	[1]	(0.23%)	(0.28%)	Jul 23, 2010
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Shares	[1]	0.53%	0.02%	Jul 23, 2010
Barclays Government/Credit Index	Barclays Government/Credit Index (reflects no deductions for fees, expenses or taxes)	[2]	5.80%	4.42%	Jul 23, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class A, Class C and Class R shares will vary.
[2]	The Barclays Government/Credit Index is an unmanaged market index that tracks performance of intermediate term U.S. Government and corporate bonds.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESTABROOK INVESTMENT GRADE FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Estabrook Investment Grade Fixed Income Fund (the "Fixed Income Fund" or the "Fund") seeks to achieve high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on
		page 16 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
		50.01% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.01%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C and Class R shares and $100,000
(investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its assets in investment grade fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' written notice to shareholders. The Fund will consider a security investment grade if it is rated Baa3 or better by Moody's
Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's
Financial Services LLC ("S&P") or Fitch Ratings Ltd. ("Fitch"). The Fund
typically selects fixed income securities from several sectors including U.S.
Treasuries and agency securities and corporate bonds. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 20%
of its total assets in high yield securities, or "junk bonds," rated Ba1 or lower by Moody's or BB+ or lower by S&P and Fitch.

The Adviser expects that the Fund's duration will be between 3 and 6 years;
however, the Fund's duration may be lengthened or shortened beyond this range depending on market conditions. The Fund's average portfolio duration is expected to vary within three years (plus or minus) of the duration of the
Barclays Capital U.S. Intermediate Government/Credit Bond Index ("Barclays
Government/Credit Index"), which is the Fund's benchmark. On April 30, 2012 the duration of the Fund's benchmark was 3.94 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer a fund's duration, the more sensitive a fund will be to changes in interest rates.
For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose 1%.

The Fund uses a top-down investment process that begins with an assessment of the domestic and global economic environment. Incorporated in the process is an extensive review of current credit trends, the level of interest rates, the shape of the yield curve, and the level of volatility. The Adviser's investment team then sets various parameters for the Fund which includes duration, yield curve exposure, sector weightings and credit quality. Using these parameters, the Adviser's investment team uses credit analysis in addition to utilizing various value metrics to formulate decisions to select particular sectors and securities. An example of a value metric would be the additional yield spread provided by a particular fixed income security in excess of that offered by U.S.
Treasuries. Throughout this process, the Adviser's investment team focuses on selecting investments that it believes will provide current income and the opportunity for capital appreciation. The Adviser may sell a security if its prospects for income or capital appreciation decline or when the Adviser deems
		it to be an unattractive investment.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o High Yield Securities Risk: High yield securities (also known as junk bonds)
are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor
		guaranteed by the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Government/Credit Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform
		in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Government/Credit Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 5.69% Best Quarter Worst Quarter 1.14% -2.23% (June 30, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares; after-tax returns for Class A, Class C and Class R shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Barclays Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Government/Credit Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2010
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	468
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,030
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,204
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,647
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,040
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	11,636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	26,903
Annual Return 2011	rr_AnnualReturn2011	0.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.23%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2010
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2010
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2010
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	756
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,161

[1]	The Barclays Government/Credit Index is an unmanaged market index that tracks performance of intermediate term U.S. Government and corporate bonds.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.70% (on an annual basis) of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class A, Class C and Class R shares will vary.

Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund
FORMULA INVESTING U.S. VALUE 1000 FUND
Investment Objective
The Formula Investing U.S. Value 1000 Fund (the "U.S. Value 1000 Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Formula Investing U.S. Value 1000 Fund	Class A	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Formula Investing U.S. Value 1000 Fund		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.14%	1.14%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1][2]	2.17%	1.92%
Fee Waiver and/or Expense Reimbursement	[2]	(0.89%)	(0.89%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.28%	1.03%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Formula Investing U.S. Value 1000 Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	130	502	996	2,358
Class I	10,504	42,500	86,616	209,359

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
183% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of
U.S. companies. Gotham Asset Management, LLC's ("Gotham" or the "Adviser") security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary systematic methodology. From this universe, the
Adviser uses a proprietary strategy to construct a portfolio of approximately
800-1000 of the highest ranked common stocks that is weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company's relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 7.66% Best Quarter Worst Quarter 15.38% -18.99% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Formula Investing U.S. Value 1000 Fund	Label		1 Year	Since Inception	Inception Date
Class A	Class A Shares Return Before Taxes		2.07%	7.55%	Nov 3, 2010
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	[1]	1.93%	7.43%	Nov 3, 2010
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Shares	[1]	1.34%	6.35%	Nov 3, 2010
Russell 1000® Index	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	[2]	1.50%	6.21%	Nov 3, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
[2]	The Russell 1000® Index is an index that measures the performance of approximately 1,000 of the largest U.S. equities, as measured by market capitalization.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FORMULA INVESTING U.S. VALUE 1000 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Formula Investing U.S. Value 1000 Fund (the "U.S. Value 1000 Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
		183% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	183.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its net assets in the securities of
U.S. companies. Gotham Asset Management, LLC's ("Gotham" or the "Adviser") security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary systematic methodology. From this universe, the
Adviser uses a proprietary strategy to construct a portfolio of approximately
800-1000 of the highest ranked common stocks that is weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company's relative value
		rather than stock market capitalization.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and
		may reduce the Fund's returns.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after
		taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 7.66% Best Quarter Worst Quarter 15.38% -18.99% (December 31, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Annual Return 2011	rr_AnnualReturn2011	2.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.99%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,504
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	42,500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	86,616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	209,359

[1]	The Russell 1000® Index is an index that measures the performance of approximately 1,000 of the largest U.S. equities, as measured by market capitalization.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.

Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund
FORMULA INVESTING U.S. VALUE SELECT FUND
Investment Objective
The Formula Investing U.S. Value Select Fund (the "U.S. Value Select Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Formula Investing U.S. Value Select Fund	Class A	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Formula Investing U.S. Value Select Fund		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.42%	0.35%
Total Annual Fund Operating Expenses	[1]	1.52%	1.20%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.35%	1.10%
[1]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Formula Investing U.S. Value Select Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	137	446	796	1,783
Class I	11,215	36,067	63,991	143,634

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
187% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. The Adviser's security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked common stocks that is weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

By investing in a portfolio of approximately 75-120 securities weighted by the
Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 7.99% Best Quarter Worst Quarter 13.95% -15.42% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Formula Investing U.S. Value Select Fund	Label		1 Year	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Class A Shares Return Before Taxes		7.69%	11.73%	Nov 3, 2010
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	[1]	6.92%	11.04%	Nov 3, 2010
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Shares	[1]	4.98%	9.57%	Nov 3, 2010
Class I	Class I Shares Return Before Taxes			3.51%	Dec 13, 2011
Russell 1000® Index	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	[2]	1.50%	6.21%	Nov 3, 2010	2.73%	Dec 13, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
[2]	The Russell 1000® Index is an index that measures the performance of approximately 1,000 of the largest U.S. equities, as measured by market capitalization.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FORMULA INVESTING U.S. VALUE SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Formula Investing U.S. Value Select Fund (the "U.S. Value Select Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
		187% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. The Adviser's security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked common stocks that is weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

By investing in a portfolio of approximately 75-120 securities weighted by the
Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market
		capitalization-weighted portfolio from the same universe of securities.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and
		may reduce the Fund's returns.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes,
		does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 7.99% Best Quarter Worst Quarter 13.95% -15.42% (December 31, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	2.73%
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Dec 13, 2011
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,783
Annual Return 2011	rr_AnnualReturn2011	7.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.42%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	36,067
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	63,991
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	143,634
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 2011

[1]	The Russell 1000® Index is an index that measures the performance of approximately 1,000 of the largest U.S. equities, as measured by market capitalization.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.

Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund
FORMULA INVESTING INTERNATIONAL VALUE 400 FUND
Investment Objective
The Formula Investing International Value 400 Fund (the "International Value 400 Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Formula Investing International Value 400 Fund	Class A	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Formula Investing International Value 400 Fund		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		4.18%	4.18%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1][2]	5.30%	5.05%
Fee Waiver and/or Expense Reimbursement	[2]	(3.93%)	(3.93%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.37%	1.12%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Formula Investing International Value 400 Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	139	852	1,984	4,783
Class I	11,417	77,759	186,639	458,365

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Adviser's security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depositary receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 300-500 of the highest ranked securities weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 300-500 securities of non-U.S.-based companies weighted by the Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company's relative value rather than stock market capitalization.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material.
Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

o Foreign Securities Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in
U.S. markets including:

o Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

o Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S.
companies and therefore may involve greater risks.

o Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S.
withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

o Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

o Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

o Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 4.05% Best Quarter Worst Quarter 3.32% -21.92% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Formula Investing International Value 400 Fund	Label		1 Year	Since Inception	Inception Date
Class A	Return Before Taxes		(15.68%)	(13.75%)	Dec 17, 2010
Class A After Taxes on Distributions	Return After Taxes on Distributions	[1]	(16.28%)	(14.35%)	Dec 17, 2010
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	[1]	(10.20%)	(12.03%)	Dec 17, 2010
MSCI World (Ex US) Index	MSCI World (Ex US) Index (reflects no deductions for fees or expenses)	[2]	(12.21%)	(9.32%)	Dec 17, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
[2]	The MSCI World (Ex US) Index is a free float-adjusted market capitalization weighted index that is designed to measure the market performance of developed markets around the world except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs; however, Index returns are net of foreign tax withholdings for income received.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FORMULA INVESTING INTERNATIONAL VALUE 400 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Formula Investing International Value 400 Fund (the "International Value 400 Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate
		was 174% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser's security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depositary receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 300-500 of the highest ranked securities weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 300-500 securities of non-U.S.-based companies weighted by the Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company's relative value
		rather than stock market capitalization.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material.
Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

o Foreign Securities Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in
U.S. markets including:

o Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

o Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S.
companies and therefore may involve greater risks.

o Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S.
withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

o Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

o Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

o Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and
		may reduce the Fund's returns.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the
		future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 4.05% Best Quarter Worst Quarter 3.32% -21.92% (December 31, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | MSCI World (Ex US) Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World (Ex US) Index (reflects no deductions for fees or expenses)	[1]
1 Year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.30%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,783
Annual Return 2011	rr_AnnualReturn2011	(15.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	(16.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	(10.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.05%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.93%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,417
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77,759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	186,639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	458,365

[1]	The MSCI World (Ex US) Index is a free float-adjusted market capitalization weighted index that is designed to measure the market performance of developed markets around the world except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs; however, Index returns are net of foreign tax withholdings for income received.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.

Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund
FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND
Investment Objective
The Formula Investing International Value Select Fund (the "International Value Select Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Formula Investing International Value Select Fund	Class A	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Formula Investing International Value Select Fund		Class A	Class I
Management Fees		0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.70%	1.77%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1][2]	2.92%	2.74%
Fee Waiver and/or Expense Reimbursement	[2]	(1.45%)	(1.52%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.47%	1.22%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.20% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Formula Investing International Value Select Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	150	621	1,273	3,026
Class I	12,431	55,175	116,902	283,847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was 171% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Adviser's security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depositary receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

By investing in a portfolio of approximately 75-120 securities of non-U.S. companies weighted by the Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material.
Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

o Foreign Securities Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in
U.S. markets including:

o Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

o Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S.
companies and therefore may involve greater risks.

o Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S.
withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

o Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

o Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

o Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 1.92% Best Quarter Worst Quarter 1.47% -23.63% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Formula Investing International Value Select Fund	Label		1 Year	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Class A Shares Return Before Taxes		(22.36%)	(19.97%)	Dec 17, 2010
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	[1]	(22.79%)	(20.40%)	Dec 17, 2010
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Shares	[1]	(14.54%)	(17.21%)	Dec 17, 2010
Class I	Class I Shares Return Before Taxes			(22.47%)	Jun 30, 2011
MSCI World (Ex US) Index	MSCI World (Ex US) Index (reflects no deductions for fees or expenses)	[2]	(12.21%)	(9.32%)	Dec 17, 2010	(16.16%)	Jun 30, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
[2]	The MSCI World (Ex US) Index is a free float-adjusted market capitalization weighted index that is designed to measure the market performance of developed markets around the world except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs; however, Index returns are net of foreign tax withholdings for income received.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FORMULA INVESTING INTERNATIONAL VALUE SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Formula Investing International Value Select Fund (the "International Value Select Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate
		was 171% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser's security selection process begins by analyzing a proprietary database of a universe of securities of non-U.S.-based companies with market capitalization of approximately at least $1 billion and ranking the securities using a proprietary systematic methodology. The Fund primarily purchases common stocks and depositary receipts. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked securities weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

By investing in a portfolio of approximately 75-120 securities of non-U.S. companies weighted by the Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a
		market capitalization-weighted portfolio from the same universe of securities.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material.
Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

o Foreign Securities Risks: The Fund invests in securities of foreign issuers, including depository receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in
U.S. markets including:

o Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities.

o Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S.
companies and therefore may involve greater risks.

o Foreign Tax Risk. Income from foreign issuers may be subject to non-U.S.
withholding taxes. In some countries, the Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

o Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies.

o Investment Restriction Risk. Some countries restrict foreign investment in their securities markets. These restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

o Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement of currency or other assets and nationalization of assets.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and
		may reduce the Fund's returns.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes,
		does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI World (Ex US) Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 1.92% Best Quarter Worst Quarter 1.47% -23.63% (December 31, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | MSCI World (Ex US) Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World (Ex US) Index (reflects no deductions for fees or expenses)	[1]
1 Year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	(16.16%)
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Jun 30, 2011
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.45%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,026
Annual Return 2011	rr_AnnualReturn2011	(22.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return as of
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(22.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	(22.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	(14.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2010
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	12,431
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55,175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	116,902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	283,847
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception	(22.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011

[1]	The MSCI World (Ex US) Index is a free float-adjusted market capitalization weighted index that is designed to measure the market performance of developed markets around the world except the U.S. Index returns do not include transaction costs, taxes, management fees or any other costs; however, Index returns are net of foreign tax withholdings for income received.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.20% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.

Lateef Fund (Prospectus Summary) | Lateef Fund
LATEEF FUND
Investment Objective
The Lateef Fund (the "Fund") seeks to provide principal preservation and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Lateef Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Lateef Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	[1]	1.50%	2.25%	1.25%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.24%	1.99%	0.99%
[1]	For the period September 1, 2010 through August 31, 2013, Lateef Investment Management, L.P. ("Lateef" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A and Class C shares and $1,000,000
(investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lateef Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	926	1,254	2,180
Class C	202	678	1,181	2,565
Class I	10,098	37,085	66,134	148,840

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
35.98% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund normally invests in the common stocks of approximately 15 to 25 mid-
and large-cap companies (market capitalizations greater than $2 billion) with, in the Adviser's opinion, a sustainable competitive advantage. The Adviser uses an intensive fundamental due diligence research process to attempt to identify companies whose management teams have, in the view of the Adviser, high integrity and generate a consistent and sustainable high return on capital.
Additionally, the companies in which the Fund invests will, in the opinion of the Adviser, possess high margins, strong cash flow, zero to moderate debt and trade at a price below intrinsic value.

Consistent with preserving principal, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The
Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment.

The Fund is non-diversified, which means that a significant portion of the
Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Sector Risk: The Fund may focus its investments from time to time in one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the
Fund's NAV and total returns and may subject the Fund to greater risk of loss.
Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past three calendar years and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Standard & Poor's 500
Composite Stock Price Index ("S&P 500 Index") and the Russell 3000 Index, both broad measures of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the
Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 11.09% Best Quarter Worst Quarter 15.21% -19.45% (September 30, 2009) (December 31, 2008)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Lateef Fund	Label		1 Year	Since Inception	Inception Date
Class A	Class A Shares Return Before Taxes	[1]	(2.79%)	(0.95%)	Sep 6, 2007
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	[1],[2]	(2.79%)	(0.96%)	Sep 6, 2007
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Shares	[1],[2]	(1.82%)	(0.81%)	Sep 6, 2007
Class C	Class C Shares Return Before Taxes		1.67%	(0.56%)	Sep 6, 2007
Class I	Class I Shares Return Before Taxes		2.71%	0.52%	Sep 6, 2007
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[3]	2.11%	(1.54%)	Sep 6, 2007
Russell 3000 Index	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[4]	1.03%	(1.22%)	Sep 6, 2007
[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class C and Class I shares will vary. The "Class A Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class A Shares Return Before Taxes" and/or the "Class A Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[3]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[4]	The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. The information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Lateef Fund (Prospectus Summary) | Lateef Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LATEEF FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lateef Fund (the "Fund") seeks to provide principal preservation and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		35.98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A and Class C shares and $1,000,000
(investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in the common stocks of approximately 15 to 25 mid-
and large-cap companies (market capitalizations greater than $2 billion) with, in the Adviser's opinion, a sustainable competitive advantage. The Adviser uses an intensive fundamental due diligence research process to attempt to identify companies whose management teams have, in the view of the Adviser, high integrity and generate a consistent and sustainable high return on capital.
Additionally, the companies in which the Fund invests will, in the opinion of the Adviser, possess high margins, strong cash flow, zero to moderate debt and trade at a price below intrinsic value.

Consistent with preserving principal, the Adviser intends to select investments that, in its opinion, have low downside risk and high upside potential. The
Adviser intends to purchase securities that trade at a discount to their calculated intrinsic value, thus providing a margin of safety to the investment.

The Fund is non-diversified, which means that a significant portion of the
Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in one or more industries, the Fund may focus its investments from time to time in one or
		more sectors of the economy or stock market.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Sector Risk: The Fund may focus its investments from time to time in one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the
Fund's NAV and total returns and may subject the Fund to greater risk of loss.
Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as
		anticipated.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past three calendar years and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Standard & Poor's 500
Composite Stock Price Index ("S&P 500 Index") and the Russell 3000 Index, both broad measures of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the
		Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class A shares of the Fund for the past three calendar years and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 3000 Index, both broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 11.09% Best Quarter Worst Quarter 15.21% -19.45% (September 30, 2009) (December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares; after-tax returns for Class C and Class I shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Lateef Fund (Prospectus Summary) | Lateef Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Lateef Fund (Prospectus Summary) | Lateef Fund | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Lateef Fund (Prospectus Summary) | Lateef Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Annual Return 2008	rr_AnnualReturn2008	(34.79%)
Annual Return 2009	rr_AnnualReturn2009	28.76%
Annual Return 2010	rr_AnnualReturn2010	14.24%
Annual Return 2011	rr_AnnualReturn2011	2.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.45%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Lateef Fund (Prospectus Summary) | Lateef Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions	[5],[6]
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Lateef Fund (Prospectus Summary) | Lateef Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Shares	[5],[6]
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Lateef Fund (Prospectus Summary) | Lateef Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Lateef Fund (Prospectus Summary) | Lateef Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,098
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	37,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	66,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	148,840
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007

[1]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[2]	The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. The information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
[3]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[4]	For the period September 1, 2010 through August 31, 2013, Lateef Investment Management, L.P. ("Lateef" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.
[5]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.00%.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class C and Class I shares will vary. The "Class A Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class A Shares Return Before Taxes" and/or the "Class A Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund
PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Investment Objective
The Pacific Capital Tax-Free Securities Fund (the "Tax-Free Securities Fund" or the "Fund") seeks high current income that is exempt from federal and Hawaii income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Pacific Capital Tax-Free Securities Fund Class Y
Management Fees		0.20%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.15%
[1]	The Asset Management Group of Bank of Hawaii (the "Adviser") has agreed to waive its advisory fee (the "Waiver"). The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the "Trust").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pacific Capital Tax-Free Securities Fund Class Y	15	92	176	423

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended April 30, 2012, the portfolio turnover rate of the Fund was 29.36% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations - debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax.  This is a non-fundamental investment policy that may be changed by the Fund upon 60 days'
prior notice to shareholders.  The Fund generally only acquires municipal obligations that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality.  The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations - debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.  However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.  The Fund may also invest in other kinds of debt instruments issued by domestic issuers.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk.  It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions.  The Fund is non-diversified, which means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers.  No maturity limitations apply to the
Fund's investment portfolio, and the average maturity of its portfolio can vary significantly.  The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.  The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation in value.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.  The Fund invests significantly in municipal obligations of issuers located in Hawaii.  The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

o Non-Diversification Risk:  The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."  A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.  Some of those issuers also may present substantial credit or other risks.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities.  In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition.  Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality.  Rating agencies may fail to make timely credit ratings in response to subsequent events.  In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, a high level of liquidity, and professional portfolio management.  This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.
Performance Information
Before the Fund commenced operations, all of the assets of the Tax-Free
Securities Fund, a series of Pacific Capital Funds (the "Predecessor Fund"), were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The Reorganization occurred on June 28, 2010. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Barclays Capital Hawaii Municipal Bond Index.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 2.77% Best Quarter Worst Quarter 4.52% -2.99% Q3 2002 Q4 2010
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Pacific Capital Tax-Free Securities Fund	Label		1 Year	5 Years	10 Years
Class Y	Class Y Return Before Taxes		8.74%	4.32%	4.45%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	[1]	8.74%	4.27%	4.35%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.10%	4.25%	4.37%
Barclays Capital Hawaii Municipal Bond Index	Barclays Capital Hawaii Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	9.64%	5.45%	5.30%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[2]	The Barclays Capital Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacific Capital Tax-Free Securities Fund (the "Tax-Free Securities Fund" or the "Fund") seeks high current income that is exempt from federal and Hawaii income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended April 30, 2012, the portfolio turnover
		rate of the Fund was 29.36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations - debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax.  This is a non-fundamental investment policy that may be changed by the Fund upon 60 days'
prior notice to shareholders.  The Fund generally only acquires municipal obligations that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality.  The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations - debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.  However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.  The Fund may also invest in other kinds of debt instruments issued by domestic issuers.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk.  It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions.  The Fund is non-diversified, which means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers.  No maturity limitations apply to the
Fund's investment portfolio, and the average maturity of its portfolio can vary significantly.  The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and
		economic changes.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.  The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation in value.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.  The Fund invests significantly in municipal obligations of issuers located in Hawaii.  The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

o Non-Diversification Risk:  The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."  A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.  Some of those issuers also may present substantial credit or other risks.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities.  In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition.  Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality.  Rating agencies may fail to make timely credit ratings in response to subsequent events.  In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, a high level of liquidity, and professional portfolio management.  This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation.  As with any mutual fund, there is no
		guarantee that the Fund will achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Before the Fund commenced operations, all of the assets of the Tax-Free
Securities Fund, a series of Pacific Capital Funds (the "Predecessor Fund"), were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The Reorganization occurred on June 28, 2010. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Barclays Capital Hawaii Municipal Bond Index.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the
		future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii Municipal Bond Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 2.77% Best Quarter Worst Quarter 4.52% -2.99% Q3 2002 Q4 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund | Barclays Capital Hawaii Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Hawaii Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-31-08
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	92
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	423
Annual Return 2002	rr_AnnualReturn2002	9.60%
Annual Return 2003	rr_AnnualReturn2003	5.01%
Annual Return 2004	rr_AnnualReturn2004	3.19%
Annual Return 2005	rr_AnnualReturn2005	1.59%
Annual Return 2006	rr_AnnualReturn2006	3.69%
Annual Return 2007	rr_AnnualReturn2007	2.95%
Annual Return 2008	rr_AnnualReturn2008	(0.04%)
Annual Return 2009	rr_AnnualReturn2009	8.04%
Annual Return 2010	rr_AnnualReturn2010	2.21%
Annual Return 2011	rr_AnnualReturn2011	8.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.99%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	4.37%

[1]	The Barclays Capital Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.
[2]	The Asset Management Group of Bank of Hawaii (the "Adviser") has agreed to waive its advisory fee (the "Waiver"). The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the "Trust").
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund
PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
Investment Objective
The Pacific Capital Tax-Free Short Intermediate Securities Fund (the "Tax-Free
Intermediate Fund" or the "Fund") seeks high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y
Management Fees		0.20%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees		0.01%
Total Annual Fund Operating Expenses	[1]	0.51%
Fee Waiver		(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	(0.31%)
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	The Adviser has agreed to waive its advisory fee. The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y	32	143	265	621

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the fiscal year ended April 30, 2012, the portfolio turnover rate of the Fund was 40.55% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations - debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax.  This is a non-fundamental investment policy that may be changed by the Fund upon 60 days'
prior notice to shareholders.  The Fund generally only acquires municipal obligations that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality.  The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations - debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.  However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.

Under normal market conditions, the average remaining maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be between two to five years.  The Adviser also considers the duration of the Fund and anticipates that the duration range will be similar to the average remaining maturity range.

The Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range.  The Fund's share value will likely be less volatile than the Pacific Capital Tax-Free Securities Fund, because the
Fund generally will have a shorter average portfolio maturity.

The Fund may also invest in other kinds of debt instruments issued by domestic issuers.  The Fund is non-diversified, which means that the Fund may invest its assets in securities of fewer issuers than would a diversified mutual fund.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's NAV, yield and total return.  It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.  The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation in value.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.  The Fund invests significantly in municipal obligations of issuers located in Hawaii.  The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

o Non-Diversification Risk:  The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."  A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.  Some of those issuers also may present substantial credit or other risks.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities.  In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition.  Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality.  Rating agencies may fail to make timely credit ratings in response to subsequent events.  In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, less fluctuation in the value of your investment than a long-term bond fund, a high level of liquidity, and professional portfolio management.  This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.
Performance Information
Before the Fund commenced operations, all of the assets of the Tax-Free
Short-Intermediate Securities Fund, a series of Pacific Capital Funds (the
"Predecessor Short-Intermediate Fund"), were transferred to the Fund in a tax-free reorganization (the "Short-Intermediate Reorganization"). The
Short-Intermediate Reorganization occurred on June 28, 2010.  As a result of the Short-Intermediate Reorganization, the Fund assumed the performance and accounting history of the Predecessor Short-Intermediate Fund prior to the date of the Short-Intermediate Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii 3-Year Municipal Bond Index.
Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Year to Date Total Return as of June 30, 2012: 0.72% Best Quarter Worst Quarter 3.02% -1.49% Q2 2002 Q2 2004
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Pacific Capital Tax-Free Short Intermediate Securities Fund	Label		1 Year	5 Years	10 Years
Class Y	Class Y Return Before Taxes		2.48%	2.80%	2.80%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	[1]	2.48%	2.78%	2.75%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.28%	2.73%	2.73%
Barclays Capital Hawaii 3-Year Municipal Bond Index	Barclays Capital Hawaii 3-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	2.99%	4.19%	6.61%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[2]	The Barclays Capital Hawaii 3-Year Municipal Bond Index is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacific Capital Tax-Free Short Intermediate Securities Fund (the "Tax-Free
Intermediate Fund" or the "Fund") seeks high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your
		investment than a long-term bond fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the fiscal year ended April 30, 2012, the portfolio
		turnover rate of the Fund was 40.55% of the average value of its portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations - debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax.  This is a non-fundamental investment policy that may be changed by the Fund upon 60 days'
prior notice to shareholders.  The Fund generally only acquires municipal obligations that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality.  The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations - debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.  However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.

Under normal market conditions, the average remaining maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be between two to five years.  The Adviser also considers the duration of the Fund and anticipates that the duration range will be similar to the average remaining maturity range.

The Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range.  The Fund's share value will likely be less volatile than the Pacific Capital Tax-Free Securities Fund, because the
Fund generally will have a shorter average portfolio maturity.

The Fund may also invest in other kinds of debt instruments issued by domestic issuers.  The Fund is non-diversified, which means that the Fund may invest its
		assets in securities of fewer issuers than would a diversified mutual fund.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return.  It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.  The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation in value.  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates.  Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.  The Fund invests significantly in municipal obligations of issuers located in Hawaii.  The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

o Non-Diversification Risk:  The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."  A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.  Some of those issuers also may present substantial credit or other risks.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities.  In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition.  Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality.  Rating agencies may fail to make timely credit ratings in response to subsequent events.  In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, less fluctuation in the value of your investment than a long-term bond fund, a high level of liquidity, and professional portfolio management.  This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation.  As with any mutual fund, there is no
		guarantee that the Fund will achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified." A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Before the Fund commenced operations, all of the assets of the Tax-Free
Short-Intermediate Securities Fund, a series of Pacific Capital Funds (the
"Predecessor Short-Intermediate Fund"), were transferred to the Fund in a tax-free reorganization (the "Short-Intermediate Reorganization"). The
Short-Intermediate Reorganization occurred on June 28, 2010.  As a result of the Short-Intermediate Reorganization, the Fund assumed the performance and accounting history of the Predecessor Short-Intermediate Fund prior to the date of the Short-Intermediate Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii 3-Year Municipal Bond Index.
Past performance (before and after taxes) does not necessarily indicate
		how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii 3-Year Municipal Bond Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Total Return as of June 30, 2012: 0.72% Best Quarter Worst Quarter 3.02% -1.49% Q2 2002 Q2 2004
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund | Barclays Capital Hawaii 3-Year Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Hawaii 3-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	2.99%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.31%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	621
Annual Return 2002	rr_AnnualReturn2002	6.64%
Annual Return 2003	rr_AnnualReturn2003	2.87%
Annual Return 2004	rr_AnnualReturn2004	1.13%
Annual Return 2005	rr_AnnualReturn2005	0.87%
Annual Return 2006	rr_AnnualReturn2006	2.56%
Annual Return 2007	rr_AnnualReturn2007	3.82%
Annual Return 2008	rr_AnnualReturn2008	3.38%
Annual Return 2009	rr_AnnualReturn2009	3.29%
Annual Return 2010	rr_AnnualReturn2010	1.05%
Annual Return 2011	rr_AnnualReturn2011	2.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.49%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	2.73%

[1]	The Barclays Capital Hawaii 3-Year Municipal Bond Index is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	The Adviser has agreed to waive its advisory fee. The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of the Trust.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pemberwick Fund (Prospectus Summary) | Pemberwick Fund
PEMBERWICK FUND
Investment Objective
The Pemberwick Fund (the "Fund") seeks maximum current income that is consistent with liquidity and stability of principal.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Pemberwick Fund
Management Fees	[1]	0.50%
Other Expenses		0.30%
Total Annual Fund Operating Expenses		0.80%
[1]	Pemberwick Investment Advisors LLC ("Pemberwick" or the "Advisor") has voluntarily agreed to waive its management fee. For the period February 1, 2010 (commencement of operations) through June 14, 2010, Pemberwick waived 30 basis points. Since June 15, 2010, Pemberwick has voluntarily agreed to waive 35 basis points. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver may be discontinued at any time at the discretion of Pemberwick.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pemberwick Fund	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 23.14%
of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund pursues its investment objective by primarily investing its assets in the following securities or instruments ("Principal Investments"): U.S.
Government securities; municipal securities; commercial paper; time deposits and certificates of deposit; corporate debt obligations; and open-end investment companies.

In selecting portfolio securities for the Fund, the Advisor will select investments so that the Fund's assets will be rated "A-" or better by a nationally recognized statistical rating organization ("NRSRO") (or if commercial paper, rated in the highest category) or, if a rating is not available, deemed to be of comparable quality by the
Advisor or, securities issued by banking institutions operating in the United States having assets in excess of $200 billion. Approximately 90% or more of the Fund's assets will either be invested in securities rated "AA" or better (if commercial paper rated in the highest category)by an NRSRO or in the securities of banking institutions operating in the United States and having assets in excess of $200 billion.

The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates and other economic factors.  The Fund expects to maintain an average duration of 0 to 90 days for a portion of the portfolio in order to meet anticipated liquidity needs, and the Fund expects to maintain an overall average effective duration for all of the Fund's assets of approximately 24 months or less, depending on market conditions.  Average effective duration is a measure of the Fund's interest-rate sensitivity.  The longer the Fund's effective duration, the more sensitive the Fund is to shifts in interest rates.  The
Fund's average effective duration also gives an indication of how the Fund's net asset value will change as interest rates change. For instance, a fund with a five-year duration would be expected to lose 5% of its NAV if interest rates rose by 1 percentage point, or gain 5% if interest rates fell by 1 percentage point.  In determining the duration of a fixed to float security the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities taking into account the duration of those similar securities.

The Advisor has engaged J.P. Morgan to manage a portion of the Fund's assets in a percentage to be determined by the Advisor.  The Sub-Advisor will implement a short duration strategy that invests in Principal Investments with Effective
Average Durations generally targeted at between one to three years.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

o Fixed Income Market Risks:  Developments relating to subprime mortgages have adversely affected fixed income securities markets in the United
States, Europe and elsewhere. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Advisor or Sub-Advisor may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  There is a risk that the Sub-Advisor may be unable to achieve superior investment returns relative to other similar sub-advisers.  The Advisor or
Sub-Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Municipal Securities Risk:  The secondary market for municipal securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.  In the event of bankruptcy of an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

o Non-Diversification Risk:  The Fund may focus investments in a small number of sectors, issuers or industries. The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies and Instrumentalities Securities Risk:  Certain
U.S. Government agencies' and instrumentalities'securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the agency or instrumentality. While the U.S.
Government is able to provide financial support to U.S. Government agencies or instrumentalities, no assurance can be given that it will always do so.  Such securities are neither issued nor guaranteed by the U.S. Treasury.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays 1-3 Year Government/Credit Index, a broad measure of market performance.  Total returns would have been lower had certain fees and expenses not been waived or reimbursed.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 2.16% Best Quarter Worst Quarter 1.17% -1.82% (March 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label		1 Year	Since Inception	Inception Date
Pemberwick Fund	Return Before Taxes		(0.32%)	0.65%	Feb 1, 2010
Pemberwick Fund After Taxes on Distributions	Return After Taxes on Distributions	[1]	(0.84%)	0.20%	Feb 1, 2010
Pemberwick Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	[1]	(0.21%)	0.30%	Feb 1, 2010
Pemberwick Fund Barclays 1-3 Year Government/Credit Index	Barclays 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)	[2]	1.59%	1.88%	Feb 1, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The "Return After Taxes on Distributions and Sale of Fund Shares" for the one year period ended December 31, 2011 is higher than the "Return Before Taxes" and/or the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Barclays 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Pemberwick Fund (Prospectus Summary) | Pemberwick Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PEMBERWICK FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pemberwick Fund (the "Fund") seeks maximum current income that is consistent with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 23.14%
of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.14%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by primarily investing its assets in the following securities or instruments ("Principal Investments"): U.S.
Government securities; municipal securities; commercial paper; time deposits and certificates of deposit; corporate debt obligations; and open-end investment companies.

In selecting portfolio securities for the Fund, the Advisor will select investments so that the Fund's assets will be rated "A-" or better by a nationally recognized statistical rating organization ("NRSRO") (or if commercial paper, rated in the highest category) or, if a rating is not available, deemed to be of comparable quality by the
Advisor or, securities issued by banking institutions operating in the United States having assets in excess of $200 billion. Approximately 90% or more of the Fund's assets will either be invested in securities rated "AA" or better (if commercial paper rated in the highest category)by an NRSRO or in the securities of banking institutions operating in the United States and having assets in excess of $200 billion.

The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates and other economic factors.  The Fund expects to maintain an average duration of 0 to 90 days for a portion of the portfolio in order to meet anticipated liquidity needs, and the Fund expects to maintain an overall average effective duration for all of the Fund's assets of approximately 24 months or less, depending on market conditions.  Average effective duration is a measure of the Fund's interest-rate sensitivity.  The longer the Fund's effective duration, the more sensitive the Fund is to shifts in interest rates.  The
Fund's average effective duration also gives an indication of how the Fund's net asset value will change as interest rates change. For instance, a fund with a five-year duration would be expected to lose 5% of its NAV if interest rates rose by 1 percentage point, or gain 5% if interest rates fell by 1 percentage point.  In determining the duration of a fixed to float security the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities taking into account the duration of those similar securities.

The Advisor has engaged J.P. Morgan to manage a portion of the Fund's assets in a percentage to be determined by the Advisor.  The Sub-Advisor will implement a short duration strategy that invests in Principal Investments with Effective
Average Durations generally targeted at between one to three years.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

o Fixed Income Market Risks:  Developments relating to subprime mortgages have adversely affected fixed income securities markets in the United
States, Europe and elsewhere. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Advisor or Sub-Advisor may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  There is a risk that the Sub-Advisor may be unable to achieve superior investment returns relative to other similar sub-advisers.  The Advisor or
Sub-Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Municipal Securities Risk:  The secondary market for municipal securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.  In the event of bankruptcy of an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

o Non-Diversification Risk:  The Fund may focus investments in a small number of sectors, issuers or industries. The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies and Instrumentalities Securities Risk:  Certain
U.S. Government agencies' and instrumentalities'securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the agency or instrumentality. While the U.S.
Government is able to provide financial support to U.S. Government agencies or instrumentalities, no assurance can be given that it will always do so.  Such securities are neither issued nor guaranteed by the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may focus investments in a small number of sectors, issuers or industries. The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays 1-3 Year Government/Credit Index, a broad measure of market performance.  Total returns would have been lower had certain fees and expenses not been waived or reimbursed.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays 1-3 Year Government/Credit Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 2.16% Best Quarter Worst Quarter 1.17% -1.82% (March 31, 2011) (September 30, 2011)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Pemberwick Fund (Prospectus Summary) | Pemberwick Fund | Barclays 1-3 Year Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
Pemberwick Fund (Prospectus Summary) | Pemberwick Fund | Pemberwick Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2010-07-15
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.82%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
Pemberwick Fund (Prospectus Summary) | Pemberwick Fund | Pemberwick Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010
Pemberwick Fund (Prospectus Summary) | Pemberwick Fund | Pemberwick Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010

[1]	The Barclays 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment.
[2]	Pemberwick Investment Advisors LLC ("Pemberwick" or the "Advisor") has voluntarily agreed to waive its management fee. For the period February 1, 2010 (commencement of operations) through June 14, 2010, Pemberwick waived 30 basis points. Since June 15, 2010, Pemberwick has voluntarily agreed to waive 35 basis points. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver may be discontinued at any time at the discretion of Pemberwick.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The "Return After Taxes on Distributions and Sale of Fund Shares" for the one year period ended December 31, 2011 is higher than the "Return Before Taxes" and/or the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Polen Growth Fund (Prospectus Summary) | Polen Growth Fund
POLEN GROWTH FUND
Investment Objective
The Fund seeks to achieve long-term growth of capital.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Polen Growth Fund	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Polen Growth Fund		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.49%	0.44%
Total Annual Fund Operating Expenses	[1]	1.74%	1.44%
Fee Waiver and/or Expense Reimbursement	[1]	(0.49%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.00%
[1]	Polen Capital Management, LLC ("PCM" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Class shares and $100,000 (investment minimum) in
Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Polen Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Retail Class	127	500	898	2,011
Institutional Class	1,020	4,123	7,450	16,863

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
35.48% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $5 billion at the time of purchase) that, in the Adviser's opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company
(market capitalizations greater than $2 billion but less than $5 billion at the time of purchase), that does not meet this criteria if, in the Adviser's opinion, the stock represents a particularly attractive investment opportunity.

The Adviser employs an intensive fundamental research process that it calls the "Systematic Valuation Discipline" in order to identify companies that the
Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics include: consistent and sustainable high return on capital, vibrant earnings growth, robust free cash flow generation, strong balance sheets and competent and shareholder-oriented management teams. The companies in which the Fund invests generally have, in the opinion of the Adviser, a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that, in the
Adviser's opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the
Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 1000® Growth
Index, broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 7.51% Best Quarter Worst Quarter 9.89% -8.92% December 31, 2011 September 30, 2011
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Polen Growth Fund	Label		1 Year	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Retail Class	Retail Class Shares Return Before Taxes		6.15%	5.67%	Dec 30, 2010
Institutional Class	Institutional Class Shares Return Before Taxes		6.41%	16.03%	Sep 15, 2010
Institutional Class After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	[1]	6.41%	16.03%	Sep 15, 2010
Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Shares	[1]	4.17%	13.67%	Sep 15, 2010
S&P 500 Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	[2]	2.11%	11.26%	Sep 15, 2010	2.09%	Dec 30, 2010
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	[3]	2.64%	13.63%	Sep 15, 2010	2.47%	Dec 30, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Retail Class shares will vary.
[2]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[3]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	POLEN GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		35.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.48%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Class shares and $100,000 (investment minimum) in
Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $5 billion at the time of purchase) that, in the Adviser's opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company
(market capitalizations greater than $2 billion but less than $5 billion at the time of purchase), that does not meet this criteria if, in the Adviser's opinion, the stock represents a particularly attractive investment opportunity.

The Adviser employs an intensive fundamental research process that it calls the "Systematic Valuation Discipline" in order to identify companies that the
Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics include: consistent and sustainable high return on capital, vibrant earnings growth, robust free cash flow generation, strong balance sheets and competent and shareholder-oriented management teams. The companies in which the Fund invests generally have, in the opinion of the Adviser, a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that, in the
Adviser's opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the
Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with
		the expectation of holding those investments on a long term basis.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a
		greater number of securities and sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 1000® Growth
Index, broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will
		perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 1000® Growth Index, broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 7.51% Best Quarter Worst Quarter 9.89% -8.92% December 31, 2011 September 30, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Institutional Class shares; after-tax returns for Retail Class shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	2.09%
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Dec 30, 2010
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	13.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	2.47%
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Dec 30, 2010
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,011
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2010
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,020
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,123
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	16,863
Annual Return 2011	rr_AnnualReturn2011	6.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Retur
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.92%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception	16.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception	16.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2010

[1]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[3]	Polen Capital Management, LLC ("PCM" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Retail Class shares will vary.

Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund
PRIVATE CAPITAL MANAGEMENT VALUE FUND
Investment Objective
The Private Capital Management Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 15 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Private Capital Management Value Fund	Class A		Class C		Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $750,000 or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $750,000 or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Private Capital Management Value Fund		Class A	Class C	Class I	Class R
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.78%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	1.93%	2.67%	1.67%	2.17%
Fee Waiver and/or Expenses Reimbursement		(0.68%)	(0.67%)	(0.67%)	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	2.00%	1.00%	1.50%
[1]	Private Capital Management, L.P. ("Private Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $25,000 (investment minimum) in the Fund's Class A and Class C shares,
$750,000 (investment minimum) in Class I shares and $10,000 in Class R shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Private Capital Management Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	1,552	2,367	3,416	6,332
Class C	508	1,747	3,230	7,251
Class I	7,650	29,379	58,315	139,520
Class R	153	546	1,038	2,394

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18.19%
of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America.  There are no limits on the market capitalizations of the companies in which the Fund may invest.

The Adviser applies a fundamental value, research driven investment approach.
The Adviser seeks to identify businesses that it believes are significantly mispriced by the public market.  The Adviser values companies using a variety of measures, including an estimate of a company's capacity to generate discretionary cash flow (cash flow from operations after required capital expenditures) over time and the long-term value of its assets.  The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser's estimation of long-term intrinsic value.

The Adviser looks for companies that it believes have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders - the company's ultimate owners; and the ability to compete effectively and succeed under various industry and broader economic scenarios.
Consistent with its primary objective of achieving long-term capital appreciation, the Adviser generally expects to hold its investment in a company for a period of 3 to 5 years.

The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company's market price approaches the
Adviser's price target or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser's investment view.
The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the price decline do not result in a negative revision to the Adviser's overall investment assessment of the company.

The Fund is non-diversified, which means that a significant portion of the
Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.  Although the Fund may not invest 25% or more of its net assets in a single industry, the Fund expects to focus its investments in one or more sectors of the economy or stock market as conditions warrant and opportunities present themselves.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Currency Translation Risk:  A significant number of companies in which the Fund invests rely on markets outside the United States for a portion of their operating revenues.  These revenues are frequently denominated in currencies other than the U.S. dollar.  As a result, these companies face a risk that revenues can be affected by changes in the exchange rate between the local currencies in which revenues are denominated and the U.S. dollar.  A relative decline in the value of the U.S. dollar would have the effect of increasing the dollar amount of revenues generated in local currencies, while a relative strengthening of the U.S. dollar would have the opposite effect.  While the
Adviser evaluates potential currency translation effects along with other factors in making investment decisions, the Adviser does not take steps to hedge potential currency translation risks.

o Foreign Securities Risk:  The risk that investing in foreign (non-U.S.)
securities, including Canadian securities, may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors.
Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  In particular, the Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the
Fund invests.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Non-Diversification Risk:  The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Sector Risk:  The Fund may focus its investments from time to time in a limited number of economic sectors.  The Fund is unlikely to have exposure to all economic sectors.  To the extent that it does not, developments affecting companies in omitted sectors will likely have a magnified effect on the Fund's
NAV and total returns and may subject the Fund to greater risk of loss.
Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

  o  changes in the Fund's performance from year-to-year; and

  o  how the Fund's average annual returns for one year, five year, ten year and since inception periods compared with those of a broad measure of market performance.

The Fund's past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.private-cap.com or by calling the Fund toll-free at (888) 568-1267.

The annual returns in the bar chart are for the Fund's Class I shares and do not reflect sales loads.  If sales loads were reflected, returns would be lower than those shown.  In addition, total returns would have been lower had certain fees and expenses not been waived or reimbursed.
Annual Total Returns For Past Ten Calendar Years - Class I	[1]

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the "Predecessor Account"), which transferred its assets to the Fund in connection with the Fund's commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Class C shares and the Class R shares have not yet started operations. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Calendar Year-to-Date Total Return as of June 30, 2012:  5.55%

During the periods shown in the bar chart, the Fund's best quarter was up 23.81%
(2nd quarter of 2009) and the Fund's worst quarter was down -33.47% (4th quarter of 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns Private Capital Management Value Fund	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Class A Return Before Taxes		(6.44%)			5.24%	Oct 6, 2010
Class I	Class I Return Before Taxes		(1.45%)	(3.49%)	4.51%	14.86%	Jan 1, 1987
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	[1]
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Shares	[1]
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[2]	2.11%	(0.25%)	2.92%	9.28%	Jan 1, 1987	11.20%	Oct 6, 2010
Russell 2000 Index	Russell 2000 Index reflects no deductions for fees expenses or taxes)	[3]	(4.18%)	0.15%	5.62%	8.68%	Jan 1, 1987	9.89%	Oct 6, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class C, Class A and Class R shares will vary.
[2]	The S&P 500 Index is a market-value weighted unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation.
[3]	The Russell 2000 Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the "Predecessor Account"), which transferred its assets to the Fund in connection with the Fund's commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Class C shares and the Class R shares have not yet started operations. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRIVATE CAPITAL MANAGEMENT VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Private Capital Management Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 15 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18.19%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.19%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $25,000 (investment minimum) in the Fund's Class A and Class C shares,
$750,000 (investment minimum) in Class I shares and $10,000 in Class R shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America.  There are no limits on the market capitalizations of the companies in which the Fund may invest.

The Adviser applies a fundamental value, research driven investment approach.
The Adviser seeks to identify businesses that it believes are significantly mispriced by the public market.  The Adviser values companies using a variety of measures, including an estimate of a company's capacity to generate discretionary cash flow (cash flow from operations after required capital expenditures) over time and the long-term value of its assets.  The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser's estimation of long-term intrinsic value.

The Adviser looks for companies that it believes have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders - the company's ultimate owners; and the ability to compete effectively and succeed under various industry and broader economic scenarios.
Consistent with its primary objective of achieving long-term capital appreciation, the Adviser generally expects to hold its investment in a company for a period of 3 to 5 years.

The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company's market price approaches the
Adviser's price target or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser's investment view.
The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the price decline do not result in a negative revision to the Adviser's overall investment assessment of the company.

The Fund is non-diversified, which means that a significant portion of the
Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.  Although the Fund may not invest 25% or more of its net assets in a single industry, the Fund expects to focus its investments in one or more sectors of the economy or stock market as conditions warrant and opportunities
		present themselves.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Currency Translation Risk:  A significant number of companies in which the Fund invests rely on markets outside the United States for a portion of their operating revenues.  These revenues are frequently denominated in currencies other than the U.S. dollar.  As a result, these companies face a risk that revenues can be affected by changes in the exchange rate between the local currencies in which revenues are denominated and the U.S. dollar.  A relative decline in the value of the U.S. dollar would have the effect of increasing the dollar amount of revenues generated in local currencies, while a relative strengthening of the U.S. dollar would have the opposite effect.  While the
Adviser evaluates potential currency translation effects along with other factors in making investment decisions, the Adviser does not take steps to hedge potential currency translation risks.

o Foreign Securities Risk:  The risk that investing in foreign (non-U.S.)
securities, including Canadian securities, may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors.
Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  In particular, the Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the
Fund invests.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Non-Diversification Risk:  The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Sector Risk:  The Fund may focus its investments from time to time in a limited number of economic sectors.  The Fund is unlikely to have exposure to all economic sectors.  To the extent that it does not, developments affecting companies in omitted sectors will likely have a magnified effect on the Fund's
NAV and total returns and may subject the Fund to greater risk of loss.
Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value
		as anticipated or experiences a decline in value.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

  o  changes in the Fund's performance from year-to-year; and

  o  how the Fund's average annual returns for one year, five year, ten year and since inception periods compared with those of a broad measure of market performance.

The Fund's past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.private-cap.com or by calling the Fund toll-free at (888) 568-1267.

The annual returns in the bar chart are for the Fund's Class I shares and do not reflect sales loads.  If sales loads were reflected, returns would be lower than those shown.  In addition, total returns would have been lower had certain fees
		and expenses not been waived or reimbursed.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing: o changes in the Fund's performance from year-to-year; and o how the Fund's average annual returns for one year, five year, ten year and since inception periods compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 568-1267
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.private-cap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class I shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Annual Total Returns For Past Ten Calendar Years - Class I	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 5.55%

During the periods shown in the bar chart, the Fund's best quarter was up 23.81%
(2nd quarter of 2009) and the Fund's worst quarter was down -33.47% (4th quarter
		of 2008).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares; after-tax returns for Class C, Class A and Class R shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1987
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	11.20%
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Oct 6, 2010
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index reflects no deductions for fees expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1987
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	9.89%
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Oct 6, 2010
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[5]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,332
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.44%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2010
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%	[5]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,251
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[5]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	7,650
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	29,379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	58,315
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	139,520
Annual Return 2002	rr_AnnualReturn2002	(7.51%)
Annual Return 2003	rr_AnnualReturn2003	38.80%
Annual Return 2004	rr_AnnualReturn2004	20.67%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	16.93%
Annual Return 2007	rr_AnnualReturn2007	(3.32%)
Annual Return 2008	rr_AnnualReturn2008	(47.54%)
Annual Return 2009	rr_AnnualReturn2009	44.55%
Annual Return 2010	rr_AnnualReturn2010	15.89%
Annual Return 2011	rr_AnnualReturn2011	(1.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.47%)
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.45%)
5 Years	rr_AverageAnnualReturnYear05	(3.49%)
10 Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	14.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1987
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions	[6]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Shares	[6]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[5]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,394

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the "Predecessor Account"), which transferred its assets to the Fund in connection with the Fund's commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Class C shares and the Class R shares have not yet started operations. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	The S&P 500 Index is a market-value weighted unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation.
[3]	The Russell 2000 Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[4]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $750,000 or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $750,000 or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[5]	Private Capital Management, L.P. ("Private Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class C, Class A and Class R shares will vary.

Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund
TIMBERLINE SMALL CAP GROWTH FUND
Investment Objective
The Timberline Small Cap Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Timberline Small Cap Growth Fund	Class A		Advisor Class	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%	1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Timberline Small Cap Growth Fund		Class A	Advisor Class	Institutional Class
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	0.25%	none
Other Expenses		2.42%	2.36%	2.45%
Total Annual Fund Operating Expenses	[1]	3.67%	3.61%	3.45%
Fee Waiver and/or Expense Reimbursement	[1]	(2.19%)	(2.13%)	(2.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.48%	1.48%	1.23%
[1]	Timberline Asset Management LLC ("Timberline" or the "Adviser"), formerly TW Asset Management LLC, has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.23% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Fund's Class A and Advisor Class shares and $1,000,000 (investment minimum) in Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timberline Small Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	717	1,237	1,998	3,992
Advisor Class	151	696	1,491	3,579
Institutional Class	12,532	62,974	139,601	341,804

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
104.56% of the average value of its portfolio.
Summary of Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities of small capitalization U.S.
companies. The Adviser considers small capitalization companies to be those with market capitalizations within the range of the market capitalization of companies in the Russell 2000® Index, which as of June 30, 2012, was $10.7 million to $3.8 billion.

Through analyzing public filings, in-depth research and interviews with company management, competitors, suppliers and customers, the Adviser seeks to identify companies with shareholder-oriented management teams, strong revenue growth and earnings growth, and strong positioning relative to its competitors.

The Adviser then applies various valuation techniques to each company to develop price points and a risk/reward profile, which, along with other factors such as a company's potential price volatility, it uses to allocate capital among the
Fund's holdings.

The Adviser generally will sell or reduce an investment position if it believes:

• The initial reasons it bought the security are no longer valid;

• The risk versus reward profile of an investment position is no longer favorable;

• Adjustments are appropriate in light of capital allocation targets within or across industry sectors or risk management parameters; or

• A better investment opportunity exists.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Small-Cap Securities Risk: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past four calendar years and show how the average annual total returns for one year and since inception compare with those of the Russell 2000® Growth Index, a measure of the performance of the small-cap growth segment of the U.S. equity universe.
The Fund is the successor to the TW Small Cap Growth Fund I, L.P., an unregistered pooled investment vehicle (the "Predecessor Fund"), which transferred all of its assets to the Fund in connection with the Fund's commencement of operations as a registered investment company on December 31, 2010. The Predecessor Fund was managed by Timberline Asset Management LLC, the same adviser and portfolio manager that currently manages the Fund, and had identical investment objectives and strategies to those of the Fund. The performance includes the performance of the
Predecessor Fund prior to the commencement of the Fund's operations. The Predecessor
Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Class shares of the Fund set forth in the
"Annual Fund Operating Expenses" table above. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended
(the "1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal
Revenue Code of 1986, as amended (the "Code"). If the Predecessor Fund had been registered under the 1940 Act its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Return of the Fund For Past Four Calendar Years

Calendar Year-to-Date Total Return as of June 30, 2012: 8.48% Best Quarter Worst Quarter 27.16% -26.53% June 30, 2009 December 31, 2008
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Timberline Small Cap Growth Fund	Label		1 Year	Since Inception		Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Class A	Class A Shares Return Before Taxes			(12.71%)		Feb 3, 2011
Advisor Class	Advisor Class Shares Return Before Taxes			(17.51%)		Mar 16, 2011
Institutional Class	Institutional Class Shares Return Before Taxes		(1.84%)	0.80%	[1]	Nov 1, 2007
Institutional Class After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	[2]	(2.77%)			Nov 1, 2007
Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Shares	[2]	(1.20%)			Nov 1, 2007
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	[3]	(2.91%)	0.15%		Nov 1, 2007	(4.80%)	Feb 3, 2011	(3.53%)	Mar 16, 2011
[1]	This performance information reflects the performance of the Fund and the Predecessor Fund prior to the commencement of the Fund's operations as a registered investment company on December 31, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The returns shown in the table are for Institutional Class shares only. The returns for other classes of shares offered by the Fund will differ from the Institutional Class share returns.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are not available for periods prior to the Fund's commencement of operations as a registered investment company on December 31, 2010. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The "Return After Taxes on Distributions and Sale of Shares" for the Institutional Class shares is higher than the "Return Before Taxes" and/or the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A and Advisor Class shares will vary.
[3]	The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIMBERLINE SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Timberline Small Cap Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		104.56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.56%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Fund's Class A and Advisor Class shares and $1,000,000 (investment minimum) in Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities of small capitalization U.S.
companies. The Adviser considers small capitalization companies to be those with market capitalizations within the range of the market capitalization of companies in the Russell 2000® Index, which as of June 30, 2012, was $10.7 million to $3.8 billion.

Through analyzing public filings, in-depth research and interviews with company management, competitors, suppliers and customers, the Adviser seeks to identify companies with shareholder-oriented management teams, strong revenue growth and earnings growth, and strong positioning relative to its competitors.

The Adviser then applies various valuation techniques to each company to develop price points and a risk/reward profile, which, along with other factors such as a company's potential price volatility, it uses to allocate capital among the
Fund's holdings.

The Adviser generally will sell or reduce an investment position if it believes:

• The initial reasons it bought the security are no longer valid;

• The risk versus reward profile of an investment position is no longer favorable;

• Adjustments are appropriate in light of capital allocation targets within or across industry sectors or risk management parameters; or

		• A better investment opportunity exists.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Small-Cap Securities Risk: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of
		large-cap companies and therefore may involve greater risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past four calendar years and show how the average annual total returns for one year and since inception compare with those of the Russell 2000® Growth Index, a measure of the performance of the small-cap growth segment of the U.S. equity universe.
The Fund is the successor to the TW Small Cap Growth Fund I, L.P., an unregistered pooled investment vehicle (the "Predecessor Fund"), which transferred all of its assets to the Fund in connection with the Fund's commencement of operations as a registered investment company on December 31, 2010. The Predecessor Fund was managed by Timberline Asset Management LLC, the same adviser and portfolio manager that currently manages the Fund, and had identical investment objectives and strategies to those of the Fund. The performance includes the performance of the
Predecessor Fund prior to the commencement of the Fund's operations. The Predecessor
Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Class shares of the Fund set forth in the
"Annual Fund Operating Expenses" table above. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended
(the "1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal
Revenue Code of 1986, as amended (the "Code"). If the Predecessor Fund had been registered under the 1940 Act its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Fund
		will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past four calendar years and show how the average annual total returns for one year and since inception compare with those of the Russell 2000® Growth Index, a measure of the performance of the small-cap growth segment of the U.S. equity universe.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return of the Fund For Past Four Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 8.48% Best Quarter Worst Quarter 27.16% -26.53% June 30, 2009 December 31, 2008
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Institutional Class shares; after-tax returns for Class A and Advisor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Shares" for the Institutional Class shares is higher than the "Return Before Taxes" and/or the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	(4.80%)
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Feb 3, 2011
Average Annual Returns, Since Inception Tertiary	ck0001388485_AverageAnnualReturnSinceInceptionTertiary	(3.53%)
Average Annual Returns, Inception Date Tertiary	ck0001388485_AverageAnnualReturnInceptionDateTertiary	Mar 16, 2011
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,998
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,992
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception	(12.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2011
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.13%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	696
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,491
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,579
Label	rr_AverageAnnualReturnLabel	Advisor Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception	(17.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2011
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	12,532
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	62,974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	139,601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	341,804
Annual Return 2008	rr_AnnualReturn2008	(40.62%)
Annual Return 2009	rr_AnnualReturn2009	46.84%
Annual Return 2010	rr_AnnualReturn2010	26.95%
Annual Return 2011	rr_AnnualReturn2011	(1.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.53%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions	[5]
1 Year	rr_AverageAnnualReturnYear01	(2.77%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007

[1]	The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[3]	Timberline Asset Management LLC ("Timberline" or the "Adviser"), formerly TW Asset Management LLC, has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.23% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	This performance information reflects the performance of the Fund and the Predecessor Fund prior to the commencement of the Fund's operations as a registered investment company on December 31, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The returns shown in the table are for Institutional Class shares only. The returns for other classes of shares offered by the Fund will differ from the Institutional Class share returns.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are not available for periods prior to the Fund's commencement of operations as a registered investment company on December 31, 2010. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The "Return After Taxes on Distributions and Sale of Shares" for the Institutional Class shares is higher than the "Return Before Taxes" and/or the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A and Advisor Class shares will vary.

WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund
WHV INTERNATIONAL EQUITY FUND
Investment Objective
The WHV International Equity Fund (the "International Equity Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold
Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 19 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees WHV International Equity Fund	Class A		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses WHV International Equity Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.26%	0.27%
Total Annual Fund Operating Expenses	[1]	1.51%	1.27%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.50%	1.25%
[1]	WHV Investment Management, Inc. ("WHV" or the "Adviser"), formerly Wentworth, Hauser and Violich, Inc., has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund's Class A shares and $500,000 (minimum investment) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example WHV International Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	719	876	1,208	2,143
Class I	6,367	20,039	34,751	76,608

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 7.48%
of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund normally invests in a combination of equity securities of foreign
(i.e., non-U.S.) companies with a suitable potential for earnings growth. The portfolio manager uses a top-down approach to identify sectors and industries that the portfolio manager deems favorable for investment, rather than focusing on the particular country of origin of an issuer. After selecting sectors where the portfolio manager believes demand will exceed supply over time, the portfolio manager focuses on individual industries, countries and securities.
The Fund may focus its investments in specific sectors or industries and may not have exposure to all economic sectors. Securities are selected based on their potential for long-term earnings growth. The portfolio manager typically constructs a portfolio of securities it believes exhibits strong earnings and growth momentum and has exceeded the expectations of securities analysts. The
Fund normally invests its assets in equity securities of larger non-U.S.
companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

The portfolio manager may sell a portfolio security if it believes the fundamentals of the sector, industry, region, country or issuer are deteriorating;
deems that the security has become overvalued; develops concerns about the accounting practices or management of the issuer; or determines that better investment opportunities are available.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the
Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI EAFE Index (Europe, Australasia,
Far East), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the
Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 2.10% Best Quarter Worst Quarter 33.72% -24.86% (June 30, 2009) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns WHV International Equity Fund	Label		1 Year	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Class A Shares Return Before Taxes		(19.94%)	3.75%	Jul 31, 2009
Class I	Class I Shares Return Before Taxes		(14.73%)	20.91%	Dec 19, 2008
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	[1]	(14.86%)	20.82%	Dec 19, 2008
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Shares	[1]	(9.58%)	18.18%	Dec 19, 2008
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[2]	(11.73%)	8.43%	Dec 19, 2008	2.80%	Jul 31, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.
[2]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WHV INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WHV International Equity Fund (the "International Equity Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold
Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 19 of the Fund's
		prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 7.48%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.48%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund's Class A shares and $500,000 (minimum investment) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in a combination of equity securities of foreign
(i.e., non-U.S.) companies with a suitable potential for earnings growth. The portfolio manager uses a top-down approach to identify sectors and industries that the portfolio manager deems favorable for investment, rather than focusing on the particular country of origin of an issuer. After selecting sectors where the portfolio manager believes demand will exceed supply over time, the portfolio manager focuses on individual industries, countries and securities.
The Fund may focus its investments in specific sectors or industries and may not have exposure to all economic sectors. Securities are selected based on their potential for long-term earnings growth. The portfolio manager typically constructs a portfolio of securities it believes exhibits strong earnings and growth momentum and has exceeded the expectations of securities analysts. The
Fund normally invests its assets in equity securities of larger non-U.S.
companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

The portfolio manager may sell a portfolio security if it believes the fundamentals of the sector, industry, region, country or issuer are deteriorating;
deems that the security has become overvalued; develops concerns about the accounting practices or management of the issuer; or determines that better investment
		opportunities are available.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the
Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Valuation Risk: The risk that the Fund has valued certain of its securities at
		a higher price than it can sell them.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI EAFE Index (Europe, Australasia,
Far East), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the
		Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI EAFE Index (Europe, Australasia, Far East), a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 2.10% Best Quarter Worst Quarter 33.72% -24.86% (June 30, 2009) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2008
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	2.80%
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Jul 31, 2009
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,143
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	6,367
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	20,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	34,751
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	76,608
Annual Return 2009	rr_AnnualReturn2009	69.68%
Annual Return 2010	rr_AnnualReturn2010	16.35%
Annual Return 2011	rr_AnnualReturn2011	(14.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.86%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2008
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	(14.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2008
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	(9.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2008

[1]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[3]	WHV Investment Management, Inc. ("WHV" or the "Adviser"), formerly Wentworth, Hauser and Violich, Inc., has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.

WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund
WHV EMERGING MARKETS EQUITY FUND
Investment Objective
The WHV Emerging Markets Equity Fund (the "Emerging Markets Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold
Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 19 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees WHV Emerging Markets Equity Fund	Class A		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses WHV Emerging Markets Equity Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		16.88%	13.21%
Total Annual Fund Operating Expenses	[1]	18.13%	14.21%
Fee Waiver and/or Expense Reimbursement	[1]	(16.38%)	(12.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.75%	1.50%
[1]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until December 31, 2013, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund's Class A shares and $500,000 (minimum investment) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example WHV Emerging Markets Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	743	3,823	6,148	9,760
Class I	7,631	141,471	251,793	450,071

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
64.04% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund primarily invests in equity securities of companies domiciled in emerging markets that the Adviser believes are attractively valued. The Fund primarily invests in common stock, securities convertible into common stock and depositary receipts. The Fund may invest directly in foreign securities or indirectly through shares of Global Depositary Receipts ("GDRs") and
American Depositary Receipts ("ADRs").

The Adviser uses a Growth-at-a-Reasonable Price ("GARP") oriented investment process to select securities that it believes exhibit growth and are attractively valued. The Adviser begins with a top-down approach to identify countries that it deems favorable for investment. The Adviser assesses the attractiveness of a country by analyzing: the country's economic fundamentals and business environment, the quality of earnings of the companies operating within the country and the valuation characteristics of the country's markets.
After selecting the countries the Adviser deems favorable for investment, the
Adviser performs fundamental analysis to identify companies it believes have strong fundamentals, compelling valuation and identifiable catalysts for growth.
The Adviser analyzes individual stock attributes using fundamental research and disciplined valuation techniques. The Fund may focus its investments in one or more economic sectors. The Fund generally holds 30 to 50 securities.

The Adviser may sell a portfolio security if it believes that the security has become overvalued; the fundamentals of the company or industry indicate signs of deterioration; the catalysts for purchase are no longer valid; there are concerns regarding the accounting practices or management of the issuer; or
better investment opportunities are available.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the
Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 4.87% Best Quarter Worst Quarter 8.36% -24.62% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns WHV Emerging Markets Equity Fund	Label		1 Year	Since Inception	Inception Date
Class A	Class A Shares Return Before Taxes		(24.12%)	(24.12%)	Dec 31, 2010
Class I	Class I Shares Return Before Taxes		(19.38%)	(19.38%)	Dec 31, 2010
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	[1]	(19.56%)	(19.56%)	Dec 31, 2010
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Shares	[1]	(12.60%)	(12.60%)	Dec 31, 2010
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[2]	(8.42%)	(8.42%)	Dec 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.
[2]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 1, 2012
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WHV EMERGING MARKETS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WHV Emerging Markets Equity Fund (the "Emerging Markets Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold
Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the
		section entitled "Purchase of Shares" on page 19 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		64.04% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.04%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund's Class A shares and $500,000 (minimum investment) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may
		be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in equity securities of companies domiciled in emerging markets that the Adviser believes are attractively valued. The Fund primarily invests in common stock, securities convertible into common stock and depositary receipts. The Fund may invest directly in foreign securities or indirectly through shares of Global Depositary Receipts ("GDRs") and
American Depositary Receipts ("ADRs").

The Adviser uses a Growth-at-a-Reasonable Price ("GARP") oriented investment process to select securities that it believes exhibit growth and are attractively valued. The Adviser begins with a top-down approach to identify countries that it deems favorable for investment. The Adviser assesses the attractiveness of a country by analyzing: the country's economic fundamentals and business environment, the quality of earnings of the companies operating within the country and the valuation characteristics of the country's markets.
After selecting the countries the Adviser deems favorable for investment, the
Adviser performs fundamental analysis to identify companies it believes have strong fundamentals, compelling valuation and identifiable catalysts for growth.
The Adviser analyzes individual stock attributes using fundamental research and disciplined valuation techniques. The Fund may focus its investments in one or more economic sectors. The Fund generally holds 30 to 50 securities.

The Adviser may sell a portfolio security if it believes that the security has become overvalued; the fundamentals of the company or industry indicate signs of deterioration; the catalysts for purchase are no longer valid; there are concerns regarding the accounting practices or management of the issuer; or
		better investment opportunities are available.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the
Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Valuation Risk: The risk that the Fund has valued certain of its securities at
		a higher price than it can sell them.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the
		future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 4.87% Best Quarter Worst Quarter 8.36% -24.62% (December 31, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	16.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.13%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(16.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,148
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,760
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(24.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(24.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.21%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.71%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	7,631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141,471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	251,793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	450,071
Annual Return 2011	rr_AnnualReturn2011	(19.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.62%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	(19.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	(12.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.
[2]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[3]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until December 31, 2013, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.